United States

Securities and Exchange Commission

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04984

AMERICAN BEACON FUNDS

(Exact name of Registrant as specified in charter)

220 E. Las Colinas Blvd., Suite 1200

Irving, Texas 75039

(Address of principal executive offices) (Zip code)

Gene L. Needles, Jr., PRESIDENT

220 E. Las Colinas Blvd., Suite 1200

Irving, Texas 75039

(Name and address of agent for service)

Registrant’s telephone number, including area code: (817) 391-6100

Date of fiscal year end: January 31, 2017

Date of reporting period: April 30, 2016

Form N-Q is to be used by management investment companies, other than small business investments companies, registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A Registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A Registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULES OF INVESTMENTS.

AMERICAN BEACON ACADIAN EMERGING MARKETS MANAGED VOLATILITY FUND

SCHEDULE OF INVESTMENTS

April 30, 2016 (Unaudited)

	Shares	Fair Value
		(000’s)
Brazil - 4.02%
Common Stocks - (Cost $2,719)
AmBev S.A., ADRA	36,121	$202
AmBev S.A.	113,700	641
BrasilAgro - Co. Brasileira de Propriedades Agricolas	3,900	14
BRF S.A.	47,600	681
Cyrela Brazil Realty S.A. Empreendimentos e Participacoes	74,200	222
FII BTG Pactual Corp. Office FundB	4,093	125
FPC Par Corretora de Seguros S.A.	55,200	185
Hypermarcas S.A.	42,500	375
Mahle-Metal Leve S.A.	25,600	168
Odontoprev S.A.C	86,400	263
Ouro Fino Saude Animal Participacoes S.A.	3,000	40
Tecnisa S.A.	17,100	14

Total Common Stocks		2,930

Preferred Stocks - (Cost $225)
Alpargatas S.A.C D	39,300	106
Centrais Eletricas Santa CatarinaD	1,100	4
Cia de Gas de Sao Paulo, Class AD	6,100	71

Total Preferred Stocks		181

Rights - (Cost $–)
Cia de Gas de Sao Paulo - COMGAS E M	163	—

Total Brazil		3,111

Chile - 3.74%
Common Stocks - (Cost $2,846)
Aguas Andinas S.A., Class AF	78,422	46
Banco de Chile, ADRA	2,760	182
Cencosud S.A.F	11,293	54
Compania Cervecerias Unidas S.A., Sponsored ADRA	31,768	711
E.CL S.A.F	27,475	48
Embotelladora Andina S.A. Series B, ADR A	12,400	253
Empresa Nacional de Electricidad S.A.F	210,481	196
Empresa Nacional de Electricidad S.A., Sponsored ADRA	7,877	219
Endesa Americas S.A.F	218,358	211
Enersis Chile S.A.	46,558	297
Enersis S.A., ADRA	46,558	399
Inversiones Aguas Metropolitanas S.A.F	32,654	52
Sociedad Matriz del Banco de Chile S.A., Class BF	98,344	28
Vina Concha y Toro S.A.F	93,460	157
Vina Concha y Toro S.A., Sponsored ADRA	1,112	38

Total Chile		2,891

Colombia - 0.24%
Common Stocks - (Cost $220)
Grupo Aval Acciones y Valores S.A., ADR A	22,524	182

AMERICAN BEACON ACADIAN EMERGING MARKETS MANAGED VOLATILITY FUND

SCHEDULE OF INVESTMENTS

April 30, 2016 (Unaudited)

	Shares	Fair Value
		(000’s)
Czech Republic - 0.34%
Common Stocks - (Cost $231)
Pegas Nonwovens S.A.F	5,825	$205
Philip Morris CR A.S.C F	115	60

Total Czech Republic		265

Egypt - 0.20%
Common Stocks - (Cost $175)
Eastern TobaccoF	4,282	89
Edita Food Industries SAEF	6,411	25
Egyptian International PharmaceuticalsF	492	4
Elswedy Electric Co.F	1,092	6
Oriental WeaversF	7,515	6
Sidi Kerir Petrochemicals Co.F	11,855	17
Telecom EgyptF	5,457	5

Total Egypt		152

Hong Kong/China - 17.96%
Common Stocks - (Cost $14,873)
Agricultural Bank of China HF	927,000	334
ANTA Sports Products Ltd.F	6,000	15
Bank of Chongqing Co., Ltd. HF	181,000	143
Belle International Holdings Ltd.F	432,000	263
C.banner International Holdings Ltd.C F	733,000	297
Cabbeen Fashion Ltd.F	72,000	29
China Communications Services Corp., Ltd. HF	1,682,000	794
China Construction Bank HF	1,057,000	674
China Creative Home Group Ltd.F	492,000	41
China Dongxiang Group Co., Ltd.F	1,715,000	356
China Lilang Ltd.F	84,000	54
China Maple Leaf Educational Systems Ltd.F	20,000	16
China Mengniu Dairy Co., Ltd.F	66,000	112
China Mobile Ltd.F	65,500	745
China Resources Enterprise Ltd.C F	256,000	559
China SCE Property Holdings Ltd.C F	212,000	45
China Shineway Pharmaceutical Group Ltd.F	120,000	137
China Telecom Corp., Ltd. HF	1,550,000	764
China Unicom Hong Kong Ltd.F	582,000	680
CITIC Ltd.F	408,000	592
Cosco International Holdings Ltd.F G	26,000	14
COSCO Pacific Ltd.F G	74,000	79
CSPC Pharmaceutical Group Ltd.F	688,000	606
Dah Chong Hong Holdings Ltd.F	72,000	29
Dongfeng Motor Group Co., Ltd. HF	270,000	294
Fu Shou Yuan International Group Ltd.F	93,000	65
Fuguiniao Co., Ltd. HF	28,000	14
Goldlion Holdings Ltd.F	46,000	18
Haier Electronics Group Co., Ltd.F	130,000	217
Hengan International Group Co., Ltd.F	46,500	415
Hopewell Highway Infrastructure Ltd.F	654,500	325
HOSA International Ltd.F	212,000	69
Huishang Bank Corp., Ltd. HF	733,000	354

AMERICAN BEACON ACADIAN EMERGING MARKETS MANAGED VOLATILITY FUND

SCHEDULE OF INVESTMENTS

April 30, 2016 (Unaudited)

	Shares	Fair Value
		(000’s)
Industrial & Commercial Bank of China Ltd. HF	258,000	$139
Jinmao Investments and Jinmao China Investments Holdings Ltd.F	45,000	25
K Wah International Holdings Ltd.F	278,000	134
KFM Kingdom Holdings Ltd.F	88,000	16
Kingboard Chemical Holdings Ltd.F	42,500	81
Kingboard Laminates Holdings Ltd.F	63,500	32
Koradior Holdings Ltd.F	104,000	180
Livzon Pharmaceutical Group, Inc. HF	8,100	37
Minth Group Ltd.F	66,000	173
NVC Lighting Holding Ltd.F	1,699,000	178
Road King Infrastructure Ltd.F	140,000	116
Shenzhou International Group Holdings Ltd.F	7,000	36
Sino BiopharmaceuticalF	168,000	119
Sinopharm Group Co. HF	14,800	63
Spring Real Estate Investment TrustB F	49,000	21
Sun Art Retail Group Ltd.F	527,500	396
Tencent Holdings Ltd.F	37,000	751
Tianyun International Holdings Ltd.F	366,000	43
Times Property Holdings Ltd.F	58,000	24
Tingyi Cayman Islands Holding Corp.F	390,000	456
Tong Ren Tang Technologies Co., Ltd. HF	69,000	108
Uni-President China Holdings Ltd.F	165,000	154
Vinda International Holdings Ltd.F	48,000	88
Want Want China Holdings Ltd.F	1,006,000	771
XTEP International Holdings Ltd.F	527,000	312
Yuexiu Real Estate Investment TrustB F	247,000	136
Yuexiu Transport Infrastructure Ltd.F	104,000	70
Yuzhou Properties Co., Ltd.F	225,000	62

Total Hong Kong/China		13,870

Hungary - 1.48%
Common Stocks - (Cost $1,029)
Magyar Telekom Telecommunications PLCFH	226,220	393
Richter Gedeon NyrtF	37,908	753

Total Hungary		1,146

India - 11.50%
Common Stocks - (Cost $8,786)
Bajaj Auto Ltd.F	11,021	412
Biocon Ltd.F	14,554	129
Cadila Healthcare Ltd.F	31,910	157
Canara BankF	32,246	99
Cipla Ltd.F	44,417	359
Colgate-Palmolive India Ltd.F	32,101	407
Dabur India Ltd.F	40,704	168
Divi’s Laboratories Ltd.F	11,143	176
Dr. Reddy’s Laboratories Ltd., ADRA	9,385	428
Dr. Reddy’s Laboratories Ltd.F	4,694	217
Gillette India Ltd.F	231	14
GlaxoSmithKline Consumer Healthcare Ltd.F	1,751	156
Hero Honda Motors Ltd.F	16,331	711
Hindustan Unilever Ltd.F	50,628	663

AMERICAN BEACON ACADIAN EMERGING MARKETS MANAGED VOLATILITY FUND

SCHEDULE OF INVESTMENTS

April 30, 2016 (Unaudited)

	Shares	Fair Value
		(000’s)
Infosys Technologies Ltd.F	15,322	$278
Infosys Technologies Ltd., Reg S, Sponsored ADR A I	28,373	533
ITC Ltd.F	151,255	741
Jamna Auto Industries Ltd.F	24,307	51
Marico Ltd.F	69,026	272
Maruti Suzuki India Ltd.F	10,385	592
Mphasis Ltd.F	5,923	43
Nestle India Ltd.F	1,567	135
NHPC Ltd.F	133,413	41
Omaxe Ltd.F	33,023	73
Oracle Financial Services Software Ltd.C F	2,485	136
Procter & Gamble Hygiene & Health Care Ltd.F	507	48
Tata Consultancy Services Ltd.F	19,897	760
Torrent Pharmaceuticals Ltd.F	5,713	123
Videocon Industries Ltd.F	15,835	25
Wipro Ltd., ADRA	9,614	117
Wipro Ltd.F	71,033	592
WNS Holdings Ltd., ADRAC	7,261	230

Total India		8,886

Indonesia - 1.40%
Common Stocks - (Cost $1,056)
Central Proteinaprima Tbk PTC F	11,683,400	44
Dharma Satya Nusantara Tbk PTF	626,600	24
Hanjaya Mandala Sampoerna Tbk PTF	42,900	324
Multipolar Technology Tbk PT	570,100	43
Sarana Meditama Metropolitan Tbk PTF	874,000	199
Telekomunikasi Indonesia Persero Tbk PTF	1,675,300	451

Total Indonesia		1,085

Malaysia - 8.30%
Common Stocks - (Cost $6,475)
Axiata Group BhdF	497,500	719
Batu Kawan BhdF	1,500	7
British American Tobacco BhdF	10,400	122
DiGi.Com BhdF	28,500	32
Dutch Lady Milk Industries BhdF	300	4
Fraser & Neave Holdings BhdF	14,800	86
Guinness Anchor BhdF	28,100	108
Hartalega Holdings BhdF	128,100	141
Hong Leong Bank BhdF	83,800	289
IHH Healthcare BhdF	314,000	526
KPJ Healthcare BhdF	128,200	139
Kuala Lumpur Kepong BhdF	6,200	38
Kulim Malaysia BhdF	33,800	34
Malayan Banking BhdF	116,600	266
Maxis BhdF	203,100	291
Nestle Malaysia BhdF	8,800	169
Panasonic Manufacturing Malaysia BhdF	1,400	10
Petronas Gas BhdF	140,300	789
Public Bank BhdF	147,200	704
Star Media Group BhdF	43,100	27

AMERICAN BEACON ACADIAN EMERGING MARKETS MANAGED VOLATILITY FUND

SCHEDULE OF INVESTMENTS

April 30, 2016 (Unaudited)

	Shares	Fair Value
		(000’s)
Telekom Malaysia BhdF	477,300	$811
Tenaga Nasional BhdF	239,400	879
Top Glove Corp. BhdF	172,200	219

Total Malaysia		6,410

Mexico - 9.16%
Common Stocks - (Cost $6,845)
America Movil S.A.B. de C.V., Series L, ADR A	4,034	57
America Movil S.A.B. de C.V., Series L	227,274	161
Arca Continental S.A.B. de C.V.	119,824	826
Coca-Cola Femsa S.A.B. de C.V., Series L	55,721	486
Concentradora Hipotecaria SAPI de C.V.B	38,637	56
Consorcio ARA, S.A.B. de C.V.	50,515	20
Fomento Economico Mexicano, S.A.B. de C.V., Series B, Sponsored ADR A	7,726	719
Gruma S.A.B. de C.V.	13,556	198
Grupo Aeroportuario del Pacific, Series B	19,526	184
Grupo Aeroportuario del Sureste, S.A.B. de C.V., ADRA	3,345	515
Grupo Bimbo S.A.B. de C.V., Series A	168,588	513
Grupo GICSA S.A. de C.V.C	44,070	35
Grupo Herdez S.A.B. de C.V.	20,234	45
Grupo Industrial Maseca S.A.B. de C.V., Series B	3,460	5
Grupo Lala S.A.B. de C.V.	303,392	811
Grupo Lamosa S.A.B. de C.V.	10,415	22
Grupo Sanborns S.A. de C.V.	50,408	70
Grupo Sports World S.A.B. de C.V.C	56,823	63
Industrias Bachoco S.A.B. de C.V., Series B	73,808	309
La Comer S.A.B. de C.V.C	282,000	295
Megacable Holdings S.A.B. de C.V.G	105,522	488
Organizacion Cultiba S.A.B. de C.V.	7,071	10
Organizacion Soriana S.A.B. de C.V., Series B	58,070	140
Prologis Property Mexico S.A. de C.V.B	69,328	109
Unifin Financiera SAPI de C.V. SOFOM ENR	75,668	222
Vitro S.A.B. de C.V., Series A	5,968	21
Wal-Mart de Mexico S.A.B. de C.V.	281,770	696

Total Mexico		7,076

Netherlands - 0.97%
Common Stocks - (Cost $591)
Steinhoff International Holdings N.V. F	119,510	749

Peru - 0.09%
Common Stocks - (Cost $78)
Edegel S.A.	9,258	7
Edelnor S.A.	17,888	33
Enersur S.A.	8,410	22
Luz Del Sur S.A.A.	2,046	6

Total Peru		68

Philippines - 2.32%
Common Stocks - (Cost $1,845)
Aboitiz Power Corp.F	274,200	261

AMERICAN BEACON ACADIAN EMERGING MARKETS MANAGED VOLATILITY FUND

SCHEDULE OF INVESTMENTS

April 30, 2016 (Unaudited)

	Shares	Fair Value
		(000’s)
ABS-CBN Holdings Corp., ADR F N	56,320	$69
Cebu Air, Inc.F	6,000	11
Century Pacific Food, Inc.F	155,600	63
China Banking Corp.F	5,598	5
Globe Telecom, Inc.F	5,740	268
Manila Electric Co.F	72,040	527
Pepsi-Cola Products Philippines, Inc.F	66,900	5
Philippine Long Distance Telephone Co.F	14,865	544
Philweb Corp.F	54,900	27
San Miguel Pure Foods Co.F	2,170	9

Total Philippines		1,789

Poland - 3.04%
Common Stocks - (Cost $2,484)
Agora S.A.F	5,777	19
Altus Towarzystwo Funduszy Inwestycyjnych S.A.C F I	4,294	16
Alumetal S.A.F	1,727	23
Amica Wronki S.A.C F	810	38
AmRest Holdings SEC F	2,497	146
Asseco Poland S.A.F	31,491	478
CD Projekt Red S.A.C F	7,104	47
Ciech S.A.C F	1,826	34
Emperia Holding S.A.F	429	6
Enea S.A.F	9,389	29
Eurocash S.A.F	42,897	613
Netia S.A.F	15,784	21
Neuca S.A.F	596	51
Orange Polska S.A.F	421,810	689
PGE S.A.F	35,681	124
Zaklady Lentex S.A.F	2,609	6
Zespol Elektrowni PAK S.A.F	2,995	7

Total Poland		2,347

Russia - 3.18%
Common Stocks - (Cost $2,205)
Cherkizovo Group PJSC, Reg S, GDRF I J	3,487	31
Gazprom NEFT, Sponsored ADRA F	8,408	99
Gazprom PAO, Sponsored ADRA F	166,223	865
Magnit PJSC, GDRF J	5,757	199
Megafon, Reg S, GDRF I J	20,875	240
Rosneft Oil Co., Reg S, GDRF I J	44,085	242
Rostelecom, Sponsored ADRA F	34,269	308
Sberbank PAO, Sponsored ADRA C F	4,998	40
Severstal, Reg SC F I	37,106	432

Total Russia		2,456

South Africa - 6.91%
Common Stocks - (Cost $5,115)
Adbee Rf Ltd.C F	701	1
Ascendis Health Ltd.F	115,289	186
Astral Foods Ltd.F	5,694	52
AVI Ltd.F	139,834	866
Bidvest Group Ltd.F	2,595	66

AMERICAN BEACON ACADIAN EMERGING MARKETS MANAGED VOLATILITY FUND

SCHEDULE OF INVESTMENTS

April 30, 2016 (Unaudited)

	Shares	Fair Value
		(000’s)
Blue Label Telecoms Ltd.F	218,678	$242
City Lodge Hotels Ltd.F	1,485	16
Clover Industries Ltd.F	133,836	177
Datatec Ltd.F	67,123	211
Distell Group Ltd.F	12,977	145
Netcare Ltd.F	162,791	414
New Europe Property Investments PLCF H	16,745	211
Pick n Pay Holdings Ltd.F	18,924	40
Pick n Pay Stores Ltd.F	49,614	259
Pioneer Foods Ltd.F	33,826	397
Rhodes Food Group Pty. Ltd.F	96,474	149
Spar Group Ltd.F	59,589	891
Stenprop Ltd.F	11,299	19
Super Group LtdC F	27,667	80
Vodacom Group Pty. Ltd.F	73,607	857

Total Common Stocks		5,279

Preferred Stocks - (Cost $87)
Barclays Africa Group Ltd.D F	1,084	58

Total South Africa		5,337

South Korea - 10.71%
Common Stocks - (Cost $8,096)
Amorepacific Corp.F	277	98
BGF Retail Co., Ltd.F	432	70
Busan City Gas Co., Ltd.F	333	10
BYC Co., Ltd.F	37	15
Coway Co., Ltd.F	953	82
Daeduck Electronics Co.F	10,607	71
Daesung Energy Co., Ltd.F	8,599	47
Dong-Il Corp.F	592	33
e-Credible Co., Ltd.F	3,671	34
GMB Korea Corp.F	4,370	18
Hana Financial Group, Inc.F	30,791	687
Hankook Tire Co., Ltd.F	14,663	684
Hanwha Life Insurance Co., Ltd.F	5,311	31
Hite Jinro Ltd.F	1,593	39
Hyundai Motor Co.F	89	11
Jinro Distillers Co., Ltd.F	828	24
Keyang Electric Machinery Co., Ltd.F	4,164	18
Kia Motors Corp.F	15,231	639
Korea Electric Power Corp.F	5,066	274
KT Corp.F	29,113	780
KT&G Corp.F	3,218	347
Kyungnam Energy Co., Ltd.	1,136	10
LG Display Co., Ltd., ADRA	16,120	165
LG Electronics, Inc.F	14,739	751
Lotte Confectionery Co., Ltd.F	67	146
Mando Corp.F	2,224	367
Nexen Corp.F	225	16
NS Shopping Co., Ltd.C F	702	92
S-1 Corp.F	3,507	286
Sam Young Electronics Co., Ltd.F	9,075	99

AMERICAN BEACON ACADIAN EMERGING MARKETS MANAGED VOLATILITY FUND

SCHEDULE OF INVESTMENTS

April 30, 2016 (Unaudited)

	Shares	Fair Value
		(000’s)
Sam-A Pharm Co., Ltd.F	3,147	$47
Samsung Electronics Co., Ltd.F	690	751
SK Hynix, Inc.F	29,207	717
SK Telecom Co., Ltd.F	3,971	720
STX Engine Co., Ltd.F	1,086	6
Uju Electronics Co., Ltd.F	2,948	40
Yesco Co., Ltd.F	1,500	49

Total South Korea		8,274

Taiwan - 5.89%
Common Stocks - (Cost $4,657)
Ability Enterprise Co., Ltd.F	37,000	21
China Chemical & Pharmaceutical Co., Ltd.F	43,000	25
China Motor Corp.F	199,000	139
China Synthetic RubberF	69,460	51
Chunghwa Telecom Co., Ltd.F	240,000	813
Eurocharm Holdings Co., Ltd.F	11,000	34
Far Eastern International BankF	67,000	19
First Financial Holding Co., Ltd.F	243,744	119
HON HAI Precision Industry Co., Ltd.F	270,262	640
KD Holding Corp.F	7,000	38
Keysheen Cayman Holdings Co., Ltd.F	6,000	11
Lien Hwa Industrial Corp.F	219,440	136
Microlife Corp.F	25,000	64
Nan Ya Plastics Corp.F	70,000	137
Nien Made Enterprise Co., Ltd.C F	2,997	23
Shanghai Commercial & Savings Bank Ltd.F	338,909	295
Shihlin Electric & Engineering Corp.F	5,000	6
Shin Kong No.1 REITB F	51,000	22
Taichung Commercial BankF	867,875	246
Taiwan Business BankC F	1,125,843	290
Taiwan Cooperative Financial Holding Co., Ltd.F	1,200,602	530
Taiwan Semiconductor Manufacturing Co., Ltd.F	115,105	331
Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADRA	7,555	178
Taiwan Shin Kong Security Co., Ltd.F	203,170	252
Trade-Van Information Services Co.F	16,000	13
TTet Union Corp.F	6,000	15
Uni-President Enterprises Corp.F	3,720	7
Wisdom Marine Lines Co., Ltd.F	31,000	36
YungShin Global Holding Corp.F	40,000	60

Total Taiwan		4,551

Thailand - 2.85%
Common Stocks - (Cost $2,225)
Advanced Info Service PCLF K	34,300	152
Advanced Information Technology PCLK	77,800	67
Bangkok Bank PCL, NVDRF K L	94,300	440
CS Loxinfo PCLK	26,900	4
Electricity Genera PCLF K	18,600	94
Electricity Generating PCLK	12,300	63
IMPACT Growth Real Estate Investment Trust, Series AB	176,400	70
Kang Yong Electric PCL, NVDRF K L	100	1

AMERICAN BEACON ACADIAN EMERGING MARKETS MANAGED VOLATILITY FUND

SCHEDULE OF INVESTMENTS

April 30, 2016 (Unaudited)

	Shares	Fair Value
		(000’s)
Kang Yong Electric PCLK	2,100	$19
Khon Kaen Sugar Industry PCLF K	134,730	16
Krung Thai Bank PCLF K	354,500	177
Mega Lifesciences PCLK	21,300	11
Modernform Group PCLK	33,200	8
Modernform Group PCL NVDRF K L	26,400	6
Platinum Group PCLK	221,600	34
Ratchaburi Electricity Generating Holding PCL NVDRK L	103,400	149
Siam Makro PCLF K	5,500	5
Thai Vegetable Oil PCLK	334,600	247
Thai Vegetable Oil PCL NVDRF K L	158,300	116
Thai Wah PCL	327,000	75
The Siam Cement PCL, NVDRK L	32,200	450

Total Thailand		2,204

Turkey - 2.62%
Common Stocks - (Cost $1,742)
Adana Cimento Sanayii TAS, Class CF	98,525	29
Adana Cimento Sanayii TAS, Class AF	5,580	15
Arcelik A.S.F	98,453	661
BIM Birlesik Magazalar A.S.F	39,107	861
Bursa Cimento Fabrikasi A.S.F	2,991	5
Pinar Entegre Et ve Un Sanayi A.S.F	4,048	18
Torunlar Gayrimenkul Yatirim Ortakligi ASB C F	30,114	56
Turkcell Iletisim Hizmetleri A.S.F	88,144	381

Total Turkey		2,026

United States - 0.10%
Common Stocks - (Cost $42)
NetEase, Inc. ADR A	579	81

SHORT-TERM INVESTMENTS - 2.56% (Cost $1,980)
American Beacon U.S. Government Money Market Select Fund, Select Class O	1,979,642	1,980

TOTAL INVESTMENTS - 99.58% (Cost $76,627)		76,936
OTHER ASSETS, NET OF LIABILITIES - 0.42%		328

TOTAL NET ASSETS - 100.00%		$77,264

Percentages are stated as a percent of net assets.

A	ADR - American Depositary Receipt.
B	REIT - Real Estate Investment Trust.
C	Non-income producing security.
D	A type of Preferred Stock that has no maturity date.
E	Right.
F	Fair valued pursuant to procedures approved by the Board of Trustees. At period end, the value of these securities amounted to $59,438 or 76.93% of net assets.
G	Par value represents units rather than shares.
H	PLC - Public Limited Company.
I	Reg S - Security purchased under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

AMERICAN BEACON ACADIAN EMERGING MARKETS MANAGED VOLATILITY FUND

SCHEDULE OF INVESTMENTS

April 30, 2016 (Unaudited)

J	GDR - Global Depositary Receipt.
K	PCL - Public Company Limited (Thailand).
L	NVDR - Non Voting Depositary Receipt.
M	Amount is less than $500.
N	Philippine Depositary Receipt.
O	The Fund is affiliated by having the same investment advisor.

Futures Contracts Open on April 30, 2016:

Description	Type	Number of Contracts	Expiration Date	Contract Value	Unrealized Appreciation (Depreciation)
Mini MSCI Emerging Markets June Futures	Long	49	June 2016	$2,054,080	$29,342

				$2,054,080	$29,342

Short Sales on April 30, 2016 ($000’s):

Type of Investment	Description	Shares	Proceeds	Fair Value
Foreign Common Stock	IMPACT Growth Real Estate Investment Trust	(69,100)	$(29)	$(27)
Foreign Common Stock	Advanced Information Technology PCL	(17,300)	(17)	(15)

			$(46)	$(42	)(1)

(1)	Short sales represent 0.05% of total net assets.

AMERICAN BEACON CRESCENT SHORT DURATION HIGH INCOME FUND

SCHEDULE OF INVESTMENTS

April 30, 2016 (Unaudited)

	Shares	Fair Value
		(000’s)
COMMON STOCKS - 0.06% (Cost $23)
SERVICE - 0.06%
Health Care - 0.06%
Millennium Health, LLC, Acquired 1/13/2016, Cost $23 A B C	4,651	$28

	Par Amount
	(000’s)
BANK LOAN OBLIGATIONS - 32.93%
Consumer - 2.78%
Albertson’s Holdings LLC, Term Loan B4, 5.50%, Due 8/25/2021B D	$246	245
Anchor Glass Container Corp., 2015 1st Lien Term Loan, 4.25%, Due 7/1/2022D E	52	52
B & G Foods, Inc., 2015 Term Loan B, 3.75%, Due 11/2/2022D E	114	115
Coty, Inc., Term Loan B, 3.75%, Due 10/27/2022D E	39	39
Maple Holdings Acquisition Corp., Term Loan B, 5.25%, Due 3/3/2023D E	95	95
NVA Holdings, Inc., First Lien Term Loan, 4.75%, Due 8/14/2021D E	187	186
Pinnacle Foods Finance LLC, Term Loan I, 3.75%, Due 1/13/2023B D E	26	27
RSC Acquisition, Inc., Delayed Draw Term Loan, 6.25%, Due 11/30/2022, Acquired 11/30/2015, Cost $30 A D K	30	30
RSC Acquisition, Inc., Term Loan, 6.25%, Due 11/30/2022, Acquired 11/30/2015, Cost $217 A D	219	217
Shearers Foods, Inc., Incremental Term Loan, 5.25%, Due 6/30/2021, Acquired 2/5/2016, Cost $10 A D E	10	10
Shoes For Crews, LLC, Term Loan, 6.00%, Due 10/27/2022B D	249	247
Spectrum Brands, Inc., USD Term Loan, 3.50%, Due 6/23/2022D E	45	45

		1,308

Energy - 0.48%
Energy & Exploration Partners, Inc., Initial Term Loan, 7.75%, Due 1/22/2019, Acquired 2/20/2015, Cost $101 A D	119	13
Green Plains Processing LLC, Term Loan B, 6.50%, Due 6/3/2020, Acquired 10/2/2014, Cost $51 A B D	51	46
McJunkin Red Man Corp., Term Loan B, 4.75%, Due 11/8/2019D	79	76
Royal Holdings, Inc., 2015 1st Lien Term Loan, 4.50%, Due 6/19/2022D E	89	89

		224

Finance - 5.71%
Ascensus, Inc., Term Loan, 5.50%, Due 12/3/2022D E	30	29
Assuredpartners Capital, Inc., 2015 1st Lien Term Loan, 5.75%, Due 10/21/2022D E	175	174
Asurion LLC, Term Loan B4, 5.00%, Due 8/4/2022B D E	172	171
Burger King - New Red Finance, Inc. 2015 Term Loan B, 3.75%, Due 12/10/2021D E	36	36
Capital Automotive LP, Second Lien Term Loan, 6.00%, Due 4/30/2020D F	500	501
DTZ U. S. Borrower LLC, 2015 First Lien Term Loan, 4.25%, Due 11/4/2021B D E	248	247
Endo Lux Finance Company, 2015 Term Loan B, 3.75%, Due 9/26/2022D E	35	35
Higginbotham & Associates LLC, First Lien Term Loan, 6.25%, Due 11/25/2021, Acquired 11/25/2015, Cost $158 A B D	210	209
IG Investment Holdings LLC, Term Loan B, 6.00%, Due 10/29/2021B D	247	245
Kaufman Hall & Associates LLC, Initial Term Loan, 6.75%, Due 12/31/2020, Acquired 1/29/2015, Cost $238 A B D	244	237
MGM Growth Properties LLC, 2016 Term Loan, 4.00%, Due 4/25/2023B D	75	75
New Millennium Holdco Inc., First Lien Exit Term Loan, 7.50%, Due 12/21/2020, Acquired 12/21/2015, Cost $147 A D E	159	118

AMERICAN BEACON CRESCENT SHORT DURATION HIGH INCOME FUND

SCHEDULE OF INVESTMENTS

April 30, 2016 (Unaudited)

	Par Amount	Fair Value
	(000’s)	(000’s)
Onex Wizard US Acquisition, Inc., Term Loan, 4.25%, Due 3/13/2022D	$277	$277
Paradigm Acquisition Corp., Term Loan, 6.00%, Due 6/2/2022, Acquired 6/2/2015 – 1/6/2016, Cost $229 A D E	232	230
RPI Finance Trust, Term Loan B4, 3.50%, Due 11/9/2020D	99	99

		2,683

Manufacturing - 10.00%
Alere, Inc., 2015 Term Loan B, 4.25%, Due 6/18/2022D E	327	324
BE Aerospace, Inc., 2014 Term Loan B, 4.00%, Due 12/16/2021D E	25	25
Berry Plastics Holding Corp., Term Loan F, 4.00%, Due 10/1/2022D E	119	120
BMC Software Finance, Inc., US Borrower Term Loan, 5.00%, Due 9/10/2020D	179	153
Builders FirstSource, Inc., Term Loan B, 6.00%, Due 7/31/2022D E	199	199
Chemours Company, Term Loan B, 3.75%, Due 5/12/2022D E	347	338
CPI Acquisition, Inc., Term Loan B, 5.50%, Due 8/17/2022D	36	36
Epicor Software Corp., 1st Lien Bridge Loan, 4.75%, Due 6/1/2022D E	238	228
GCP Applied Technologies Inc., Term Loan B, 5.25%, Due 2/3/2022D	40	40
Hilex Poly Co., LLC, Term Loan B, 6.00%, Due 12/5/2021B D	247	247
Huntsman International LLC, 2016 1st Lien Term Loan B, 4.25%, Due 4/1/2023B D E	100	101
Informatica Corp., USD Term Loan, 4.25%, Due 8/5/2022D E	498	489
MacDermid, Inc., Term Loan B3, 5.50%, Due 6/7/2020D E	25	24
Magic Newco LLC, USD Term Loan, 5.00%, Due 12/12/2018B D	492	493
MKS Instruments, Inc., 1st Lien Term Loan B, 4.75%, Due 5/1/2023D E	30	30
Murray Energy Corp., 2015 Term Loan B, 7.50%, Due 4/16/2020D E	138	93
NXP B.V., 2015 Term Loan B, 3.75%, Due 12/7/2020D E	25	25
Owens Illinois, Inc., 2015 Term Loan B, 3.50%, Due 9/1/2022D E	120	120
PQ Corp., USD Term Loan, 1.00%, Due 10/14/2022D	113	113
Prolampac Intermediate, Inc., First Lien Term Loan, 5.75%, Due 8/18/2022D	25	25
Sensus USA Inc., 2016 Term Loan, 6.50%, Due 3/16/2023, Acquired 11/19/2014 - 7/1/2015, Cost $370A D E	100	99
Silver II U.S. Holdings LLC, Term Loan, 4.00%, Due 12/13/2019B D E	10	9
Sophia LP, 2015 Term Loan B, 4.75%, Due 9/30/2022D E F	249	248
SS&C Technologies, Inc., 2015 Term Loan B1, 4.00%, Due 7/8/2022D E	34	34
SS&C Technologies, Inc., 2015 Term Loan B2, 4.00%, Due 7/8/2022D E	5	5
Tank Intermediate Holding Corp., Term Loan A, 5.25%, Due 3/16/2022D	94	89
Travelport Finance Luxembourg Sarl, Term Loan, 5.75%, Due 9/2/2021D	296	297
Univar, Inc., 2015 Term Loan, 4.25%, Due 7/1/2022D E	149	147
UTEX Industries, Inc., First Lien Term Loan, 5.00%, Due 5/22/2021, Acquired 10/2/2014, Cost $346 A D	347	267
Westerm Digital Corporation, Term Loan B, 6.25%, Due 3/16/2023D	33	33
Zebra Technologies Corp., Term Loan B, 4.75%, Due 10/27/2021, Acquired 10/2/2014, Cost $463 A D	244	246

		4,697

Service - 11.15%
Academy Ltd., 2015 Term Loan B, 5.00%, Due 7/1/2022D E	239	235
Acosta Holdco, Inc., 2015 Term Loan, 4.25%, Due 9/26/2021D	244	242
ADS Waste Holdings, Inc., Term Loan B2, 3.75%, Due 10/9/2019D E	20	20
Affordable Care Holdings Corp., 2015 1st Lien Term Loan, 5.75%, Due 10/22/2022, Acquired 10/22/2015, Cost $49 A D E	50	50
Amneal Pharmaceuticals LLC, Term Loan B, 4.50%, Due 11/1/2019B D E	105	104
BJ’s Wholesale Club, Inc., 2013 1st Lien Term Loan B, 4.50%, Due 9/26/2019D E	40	40
Carestream Health, Inc., Term Loan, 5.00%, Due 6/7/2019D	128	122
CCO Safari III LLC, Term Loan I, 3.50%, Due 1/24/2023B D E	80	80
Computer Sciences Government Services, Term Loan B, 3.75%, Due 11/28/2022D E	35	35
Concentra Inc., 1st Lien Term Loan B, 4.00%, Due 6/1/2022D E	169	167

AMERICAN BEACON CRESCENT SHORT DURATION HIGH INCOME FUND

SCHEDULE OF INVESTMENTS

April 30, 2016 (Unaudited)

	Par Amount	Fair Value
	(000’s)	(000’s)
Curo Health Services LLC, Term Loan, 6.50%, Due 2/7/2022B D E	$66	$66
DJO Finance LLC, 2015 Term Loan, 4.25%, Due 6/8/2020B D E	121	118
Dollar Tree, Inc., Term Loan B 1, 3.50%, Due 7/6/2022D E	93	94
Doosan Infracore International, Inc., Term Loan B, 4.50%, Due 5/28/2021D	70	68
First Data Corp., 2015 USD Term Loan, 4.189%, Due 7/8/2022D E	50	50
Hill-Rom Holdings, Inc., Term Loan B, 3.50%, Due 9/8/2022D	79	80
Hudson S Bay Company, Term Loan B, 4.75%, Due 9/30/2022D E	45	45
Jaguar Holding Co. II, 2015 Term Loan B, 4.25%, Due 8/18/2022D E	110	109
JC Penney Corp, Inc., Term Loan, 6.00%, Due 5/22/2018D	315	314
Men’s Wearhouse Inc., Term Loan B, 4.50%, Due 6/18/2021D	31	30
Merrill Communications LLC, 2015 Term Loan, 6.25%, Due 6/1/2022, Acquired 5/29/2015 – 7/15/2015, Cost $304 A B D E	307	278
Midas Intermediate Holdco II LLC, Delayed Draw/Multi Draw Term Loan L, 4.50%, Due 8/18/2021B D	3	3
Midas Intermediate Holdco II LLC, Term Loan B, 4.50%, Due 8/18/2021B D	12	12
National Vision, Inc., Term Loan, 4.00%, Due 3/12/2021D	40	39
Neiman Marcus Group Ltd., LLC, Term Loan, 4.25%, Due 10/25/2020B D E	30	29
NMSC Holdings Inc., 1st Lien Term Loan, 6.00%, Due 4/19/2023D	66	66
Numericable U.S. LLC, USD Term Loan B7, 5.00%, Due 1/15/2024B D E	120	121
Ortho Clinical Diagnostics S.A., Term Loan, 4.75%, Due 6/30/2021D	433	409
Petco Animal Supplies, Inc., 2016 Term Loan, 5.75%, Due 1/26/2023D E	67	68
Playpower, Inc., 2015 First Lien Term Loan, 5.75%, Due 6/23/2021, Acquired 3/4/2016, Cost $247 D	250	247
Prime Security Services Borrower LLC, 1st Lien Term Loan, 5.00%, Due 7/1/2021B D E	498	498
Rentpath, Inc., 1st Lien Term Loan, 6.25%, Due 12/17/2021, Acquired 12/11/2014, Cost $243 A D	247	218
Scientific Games International, Inc., Term Loan B 2, 6.00%, Due 10/1/2021D	249	244
Survey Sampling International LLC, First Lien Term Loan B, 6.00%, Due 12/4/2020, Acquired 12/12/2014, Cost $123 A B D E	124	123
Survey Sampling International LLC, Second Lien Term Loan, 10.00%, Due 12/4/2021, Acquired 12/12/2014, Cost $123 A B D E	125	121
Tribune Media Company, Term Loan, 3.75%, Due 12/27/2020D	69	69
Univision Communications, Inc., Term Loan,4.00%, Due 3/1/2020D E	150	149
USAGM Holdco LLC, 2015 Term Loan, 4.75%, Due 7/28/2022B D E	165	161
Valeant Pharmaceuticals International, Term Loan B F1, 5.00%, Due 4/1/2022D E	70	68
William Morris Endeavor Entertainment LLC, Term Loan B, 5.25%, Due 5/6/2021B D	244	244

		5,236

Telecommunications - 0.22%
LTS Buyer LLC, Term Loan B, 4.00%, Due 4/13/2020B D E	25	25
Neptune Finco Corp., 2015 Term Loan, 5.00%, Due 10/9/2022D E	52	52
T-Mobile USA, Inc.,Term Loan B, 3.50%, Due 11/9/2022D E	25	25

		102

Transportation - 1.42%
American Airlines, Inc., 1st Lien Term Loan B, 3.50%, Due 4/28/2023D E	30	30
American Tire Distributors, Inc., 2015 Term Loan, 5.25%, Due 9/1/2021D	395	385
Delta Air Lines, Inc., 2015 Term Loan B, 3.25%, Due 8/24/2022D	50	49
HD Supply, Inc., 2015 Term Loan B, 3.75%, Due 8/13/2021D E	149	149
XPO Logistics, Inc., Term Loan, 5.50%, Due 11/1/2021D E	55	55

		668

Utilities - 1.17%
Calpine Corp., 1st Lien Term Loan B5, 3.50%, Due 5/27/2022D E	60	60
TPF II Power LLC, Syndicated Term Loan B, 5.50%, Due 10/2/2021B D	491	488

		548

Total Bank Loan Obligations (Cost $15,861)		15,466

AMERICAN BEACON CRESCENT SHORT DURATION HIGH INCOME FUND

SCHEDULE OF INVESTMENTS

April 30, 2016 (Unaudited)

	Par Amount	Fair Value
	(000’s)	(000’s)
CORPORATE OBLIGATIONS - 61.70%
Consumer - 1.73%
Central Garden & Pet Co., 6.125%, Due 11/15/2023	$225	$236
Cott Beverages, Inc., 5.375%, Due 7/1/2022	250	257
Newell Brands, Inc., 5.00%, Due 11/15/2023G	50	53
Spectrum Brands, Inc., 5.75%, Due 7/15/2025	250	265

		811

Energy - 6.47%
Archrock Partners LP / Archrock Partners Finance Corp., 6.00%, Due 4/1/2021F	250	196
Bristow Group, Inc., 6.25%, Due 10/15/2022	200	164
Carrizo Oil & Gas, Inc., 7.50%, Due 9/15/2020	250	251
Cenovus Energy, Inc., 6.75%, Due 11/15/2039	175	170
Continental Resources, Inc., 4.90%, Due 6/1/2044	450	362
EnCana Corp., 6.50%, Due 2/1/2038	400	358
Enlink Minstream Partner, 4.15%, Due 6/1/2025	200	172
Hilcorp Energy, 5.00%, Due 12/1/2024G	250	233
Lonestar Resources America, Inc., 8.75%, Due 4/15/2019, Acquired 2/2/2015, Cost $106 A G	150	67
QEP Resources, Inc., 6.875%, Due 3/1/2021	250	248
SM Energy Co., 5.625%, Due 6/1/2025	175	147
Transocean, Inc., 7.125%, Due 12/15/2021	250	204
Weatherford Bermuda Company, 5.125%, Due 9/15/2020	250	229
WPX Energy, Inc., 7.50%, Due 8/1/2020	250	238

		3,039

Finance - 8.18%
AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, 4.625%, Due 10/30/2020	200	208
Aircastle Ltd.,
6.25%, Due 12/1/2019	100	110
5.50%, Due 2/15/2022	25	27
American Equity Investment Life Holding Co., 6.625%, Due 7/15/2021	250	256
Argos Merger Sub, Inc., 7.125%, Due 3/15/2023G	375	383
CIT Group, Inc., 5.00%, Due 8/1/2023	300	312
Crown Castle International Corp., 5.25%, Due 1/15/2023	75	83
Fly Leasing Ltd., 6.75%, Due 12/15/2020	500	501
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 6.00%, Due 8/1/2020F	125	125
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 5.875%, Due 8/1/2021, Acquired 7/10/2015, Cost $88 A G H	90	79
Nationstar Mortgage LLC / Nationstar Capital Corp., 6.50%, Due 8/1/2018B	250	244
OneMain Financial Holdings, Inc.,
6.75%, Due 12/15/2019G	150	153
7.25%, Due 12/15/2021G	250	260
Oxford Finance LLC / Oxford Finance Co-Issuer, Inc., 7.25%, Due 1/15/2018, Acquired 10/27/2014, Cost $260 A B G	250	249
Provident Funding Associates LP / PFG Finance Corp., 6.75%, Due 6/15/2021F G	250	237
RHP Hotel Properties LP / RHP Finance Corp., 5.00%, Due 4/15/2023F	350	360
Royal Bank of Scotland Group PLC, 4.70%, Due 7/3/2018I	250	256

		3,843

Manufacturing - 15.98%
Allly Financial, Inc., 3.75%, Due 11/18/2019	100	100
Ally Financial, Inc., 5.125%, Due 9/30/2024	350	366
Anglo American Capital Co., 4.875%, Due 5/14/2025G	150	137
Anixter, Inc., 5.50%, Due 3/1/2023G	250	256
ArcelorMittal, 6.50%, Due 3/1/2021E	150	153
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc., 4.625%, Due 5/15/2023G I	50	50

AMERICAN BEACON CRESCENT SHORT DURATION HIGH INCOME FUND

SCHEDULE OF INVESTMENTS

April 30, 2016 (Unaudited)

	Par Amount	Fair Value
	(000’s)	(000’s)
Builders FirstSource, Inc., 7.625%, Due 6/1/2021G	$250	$263
Credit Acceptance Corp., 6.125%, Due 2/15/2021	375	357
Entegris, Inc., 6.00%, Due 4/1/2022G	250	258
Equinix, Inc.,
5.375%, Due 1/1/2022	250	260
5.375%, Due 4/1/2023	125	131
Fiat Chrysler Automobiles N.V., 5.25%, Due 4/15/2023	250	253
First Data Corp., 7.00%, Due 12/1/2023G	125	128
FMG Resources August 2006 Property Ltd., 9.75%, Due 3/1/2022G	100	105
Freeport McMoran Inc., 5.40%, Due 11/14/2034	450	345
Freescale Semiconductor, Inc., 5.00%, Due 5/15/2021G	250	259
Gibraltar Industries, Inc., 6.25%, Due 2/1/2021, Acquired 8/3/2015, Cost $257 A	250	254
Goodyear Tire & Rubber Co., 6.50%, Due 3/1/2021	250	263
Huntsman International Co., 5.125%, Due 11/15/2022	250	251
IHS, Inc., 5.00%, Due 11/1/2022	325	340
Lear Corp., 5.25%, Due 1/15/2025	250	266
Lennar Corp., 4.875%, Due 12/15/2023	75	76
NCI Building Systems, Inc., 8.25%, Due 1/15/2023G	250	267
PaperWorks Industries, Inc., 9.50%, Due 8/15/2019, Acquired 9/11/2015, Cost $247A G	250	229
Platform Specialty Products Corp., 6.50%, Due 2/1/2022A G	375	331
PQ Corp., 6.75%, Due 11/15/2022G	75	77
Reynolds Group Issuer Inc / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 8.25%, Due 2/15/2021B	500	517
Springs Industries, Inc., 6.25%, Due 6/1/2021	375	382
Standard Industries, Inc., 5.375%, Due 11/15/2024G	250	261
Toll Brothers Finance Corp., 4.875%, Due 11/15/2025	250	252
United States Steel Corp.,
6.875%, Due 4/1/2021	25	22
7.50%, Due 3/15/2022	30	26
Zebra Technologies Corp., 7.25%, Due 10/15/2022	250	271

		7,506

Service - 22.40%
Ahern Rentals, Inc., 7.375%, Due 5/15/2023G	125	95
Ancestry.com Holdings LLC, 9.625%, Due 10/15/2018, Acquired 10/2/2014, Cost $506B G J	500	510
Ashtead Capital, Inc., 5.625%, Due 10/1/2024G	375	390
Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 5.50%, Due 4/1/2023B	350	335
Block Communications, Inc., 7.25%, Due 2/1/2020, Acquired 11/10/2014, Cost $471A G	450	452
Cable One, Inc., 5.75%, Due 6/15/2022G	75	77
Cablevision Systems Corp., 7.75%, Due 4/15/2018	250	262
Cardtronics, Inc., 5.125%, Due 8/1/2022	250	251
Centene Escrow Corp.,
5.625%, Due 2/15/2021G	125	132
6.125%, Due 2/15/2024G	75	79
Community Health Systems, Inc., 8.00%, Due 11/15/2019	350	351
DaVita HealthCare Partners, Inc., 5.00%, Due 5/1/2025	400	399
DISH DBS Corp., 5.125%, Due 5/1/2020	250	252
Dollar Tree, Inc., 5.75%, Due 3/1/2023B G	250	267
Expedia, Inc., 5.00%, Due 2/15/2026G	300	305
HealthSouth Corp., 5.75%, Due 11/1/2024	375	387
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp., 5.625%, Due 10/15/2021B	250	260
Horizon Pharma Financing, Inc., 6.625%, Due 5/1/2023G	40	36
Lamar Media Corp., Co., 5.75%, Due 2/1/2026G	200	212
Landry’s Holdings II, Inc., 10.25%, Due 1/1/2018G	500	503

AMERICAN BEACON CRESCENT SHORT DURATION HIGH INCOME FUND

SCHEDULE OF INVESTMENTS

April 30, 2016 (Unaudited)

	Par Amount	Fair Value
	(000’s)	(000’s)
Mallinckrodt International Finance SA / Mallinckrodt CB LLC, 5.625%, Due 10/15/2023B G	$350	$328
Mednax, Inc., 5.25%, Due 12/1/2023G	225	233
NCL Corp Ltd.,
5.25%, Due 11/15/2019G	125	28
4.625%, Due 11/15/2020G	200	203
Nielsen Finance LLC / Nielsen Finance Co., 5.00%, Due 4/15/2022B G	250	255
Numericable Group S.A., 7.375%, Due 5/1/2026G	250	254
Peninsula Gaming LLC / Peninsula Gaming Corp., 8.375%, Due 2/15/2018B G	250	255
Pinnacle Entertainment, Inc., 5.625%, Due 5/1/2024G	125	125
Rite Aid Corp., 6.75%, Due 6/15/2021	250	264
Sabre GLBL, Inc., 5.25%, Due 11/15/2023G	75	76
Sinclair Television Group, Inc., 5.375%, Due 4/1/2021	250	259
Sirius XM Radio, Inc.,
5.875%, Due 10/1/2020G	175	182
6.00%, Due 7/15/2024G	250	264
TEGNA, Inc., 4.875%, Due 9/15/2021G	135	138
Tenet Healthcare Corp., 5.00%, Due 3/1/2019	250	248
Tops Holding LLC / Tops Markets II Corp., 8.00%, Due 6/15/2022B G	200	179
United Rentals North America, Inc., 6.125%, Due 6/15/2023	375	389
Univision Communications, Inc., 5.125%, Due 5/15/2023G	350	353
Valeant Pharmaceuticals International, Inc., 6.125%, Due 4/15/2025G	350	293
Virgin Media Secured Finance PLC, 5.50%, Due 8/15/2026G I	250	251
VTR Finance BV, 6.875%, Due 1/15/2024G	290	290

		10,522

Telecommunications - 4.02%
Altice Luxembourg S.A., 7.75%, Due 5/15/2022G	200	200
CenturyLink, Inc., 7.50%, Due 4/1/2024	200	201
CyrusOne LP / CyrusOne Finance Corp., 6.375%, Due 11/15/2022F	250	264
Frontier Communications Corp.,
7.125%, Due 3/15/2019	250	264
8.875%, Due 9/15/2020G	75	79
Level 3 Financing, Inc., 5.375%, Due 1/15/2024G	250	254
Sprint Nextel Corp., 6.00%, Due 11/15/2022	125	92
T-Mobile USA, Inc., 6.625%, Due 4/1/2023	500	533

		1,887

Transportation - 1.11%
Intrepid Aviation Group Holdings LLC / Intrepid Finance Co., 6.875%, Due 2/15/2019, Acquired 7/1/2015, Cost $234 A B G	250	228
XPO Logistics, Inc., 6.50%, Due 6/15/2022G	300	292

		520

Utilities - 1.81%
AES Corp., 5.50%, Due 3/15/2024	250	253
Calpine Corp., 5.375%, Due 1/15/2023	300	303
NRG Energy, Inc., 6.625%, Due 3/15/2023	300	295

		851

Total Corporate Obligations (Cost $28,804)		28,979

AMERICAN BEACON CRESCENT SHORT DURATION HIGH INCOME FUND

SCHEDULE OF INVESTMENTS

April 30, 2016 (Unaudited)

	Shares	Fair Value
		(000’s)
SHORT-TERM INVESTMENTS - 5.08% (Cost $2,387)
American Beacon U.S. Government Money Market Select Fund, Select Class L	2,386,972	$2,387

TOTAL INVESTMENTS - 99.76% (Cost $47,075)		46,860
OTHER ASSETS, NET OF LIABILITIES - 0.24%		111

TOTAL NET ASSETS - 100.00%		$46,971

Percentages are stated as a percent of net assets.

A	Illiquid Security. At period end, the amount of illiquid securities was $4,855 or 10.34 % of net assets.
B	LLC - Limited Liability Company.
C	Non-income producing security.
D	Term Loan.
E	The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due date on these types of securities reflects the final maturity date.
F	LP - Limited Partnership.
G	Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $12,253 or 26.08% of net assets. The Fund has no right to demand registration of these securities.
H	LLLP - Limited Liability Limited Partnership.
I	PLC - Public Limited Company.
J	PIK - Payment in Kind.
K	Unfunded Loan Commitment. At period end, the amount of unfunded loan commitment was $33 or 0.07% of net assets.
L	The Fund is affiliated by having the same investment advisor.

AMERICAN BEACON GROSVENOR LONG/SHORT FUND

SCHEDULE OF INVESTMENTS

April 30, 2016 (Unaudited)

	Shares	Fair Value
		(000’s)
LONG SECURITIES
COMMON STOCKS - 78.70%
CONSUMER DISCRETIONARY - 20.00%
Auto Components - 1.06%
Magna International, Inc., Class A	3,002	$126
Visteon Corp.	513	41

		167

Automobiles - 0.54%
Avis Budget Group, Inc.A	1,992	50
Peugeot S.A.A B	2,281	37

		87

Automotive Retailers - 0.08%
Europcar Groupe S.A.A B C	1,036	12

Hotels, Restaurants & Leisure - 2.69%
Buffalo Wild Wings, Inc.A	66	9
Caesars Entertainment Corp.A	802	5
Carnival Corp.	86	4
Chipotle Mexican Grill, Inc.A	37	16
Dunkin’ Brands Group, Inc.	466	22
Live Nation Entertainment, Inc.A	5,281	113
Melco Crown Entertainment Ltd., ADRD	2,539	38
MGM Resorts InternationalA	6,623	141
Sands China Ltd.B	2,898	10
Wyndham Worldwide Corp.	963	68

		426

Household Durables - 0.28%
Mohawk Industries, Inc.A	192	37
Sodastream International Ltd.A	500	7

		44

Household Products - 0.34%
CalAtlantic Group, Inc.	1,685	55

Internet & Catalog Retail - 3.49%
Amazon.com, Inc.A	198	131
priceline.com, Inc.A	203	272
SS&C Technologies Holdings, Inc.	2,111	129
TripAdvisor, Inc.A	312	20

		552

Media - 6.17%
Banner Corp.	1,225	52
CBS Corp., Class BE	1,721	96
Comcast Corp., Class A	2,921	177
CTS Eventim AG & Co., KGaAB	1,551	54
Facebook, Inc., Class AA	2,841	335
Time Warner Cable, Inc.	557	118
Time Warner, Inc.	343	26
Twenty-First Century Fox, Inc., Class A	729	22
Viacom, Inc., Class B	2,422	99

		979

AMERICAN BEACON GROSVENOR LONG/SHORT FUND

SCHEDULE OF INVESTMENTS

April 30, 2016 (Unaudited)

	Shares	Fair Value
		(000’s)
Multiline Retail - 0.92%
Dollar General Corp.	1,769	$145

Retail-Bookstore - 0.04%
Barnes and Noble, Inc.	536	6

Specialty Retail - 3.95%
Abercrombie & Fitch Co., Class A	510	14
AutoZone, Inc.A	160	121
Copart, Inc.A	1,439	62
Dollar Tree, Inc.A	649	52
Dollarama, Inc.	1,611	116
Home Depot, Inc.	398	53
MarineMax, Inc.A	471	9
Ocado Group PLCA B F	23,960	104
O’Reilly Automotive, Inc.A	140	37
Tile Shop Holdings, Inc.A	3,213	57

		625

Textiles & Apparel - 0.44%
Coach, Inc.	519	21
Industria de Diseno Textil S.A.B	1,021	32
Moncler SpAB	1,077	18

		71

Total Consumer Discretionary		3,169

CONSUMER STAPLES - 5.83%
Beverages - 1.69%
Coca-Cola Co.	1,153	52
Constellation Brands, Inc., Class A	529	83
Molson Coors Brewing Co., Class B	768	73
Monster Beverage Corp.A	420	60

		268

Food & Drug Retailing - 2.33%
Alimentation Couche-Tard, Inc., Class B	3,407	149
Casey’s General Stores, Inc.	1,380	154
Costco Wholesale Corp.	262	39
Vitamin Shoppe, Inc.A	932	26

		368

Food Products - 1.05%
Kraft Heinz Co.	961	75
Mondelez International, Inc., Class A	1,734	74
White Waves Food Co.A	414	17

		166

Household Products - 0.23%
Procter & Gamble Co.	460	37

Tobacco - 0.53%
British American Tobacco PLCB F	1,366	83

Total Consumer Staples		922

AMERICAN BEACON GROSVENOR LONG/SHORT FUND

SCHEDULE OF INVESTMENTS

April 30, 2016 (Unaudited)

	Shares	Fair Value
		(000’s)
ENERGY - 8.06%
Energy Equipment & Services - 0.84%
Halliburton Co.	2,511	$104
Schlumberger Ltd.	374	30

		134

Oil & Gas - 7.22%
Anadarko Petroleum Corp.	1,520	80
Concho Resources, Inc.A	530	62
Continental Resources, Inc.A	1,383	52
Devon Energy Corp.	602	21
Energy Transfer Partners LPG	3,857	136
EOG Resources, Inc.	212	18
Exxon Mobil Corp.	288	25
Newfield Exploration Co.A	710	26
Noble Energy, Inc.	2,822	102
Occidental Petroleum Corp.	1,231	94
Pioneer Natural Resources Co.	196	33
Sunoco LPG	3,740	134
Tesoro Corp.	912	73
Valero Energy Corp.	1,001	59
Williams Cos., Inc.A	4,418	86
Williams Partners LPG	4,751	143

		1,144

Total Energy		1,278

FINANCIALS - 16.73%
Banks - 13.15%
American Business BankA	1,429	43
Bank of Marin Bancorp	929	46
Bank of the James Financial Group, Inc.	4,233	50
Bryn Mawr Bank Corp.	881	25
Cambridge Bancorp	668	31
Capital City Bank Group, Inc.	583	9
Carolina Bank Holdings, Inc.A	1,475	22
Central Pacific Financial Corp.	1,556	36
Citizens Financial Group	6,058	139
Comerica, Inc.	1,352	60
Commerce West BankA	1,922	28
Community Financial Corp.	810	18
CU BancorpA	2,146	49
Farmers & Merchants Bank of Long Beach	6	36
Farmers Capital Bank Corp.	1,438	40
Fifth Third Bancorp	3,613	66
First of Long Island Corp.	2,227	68
First South Bancorp Inc	2,258	19
Guaranty Bancorp	2,785	46
Horizon Bancorp	77	2
Huntington Bancshares, Inc.	5,121	52
KeyCorp	3,043	37
MBT Financial Corp.	2,945	26
Metro Bank PLCA F	857	26
Old Line Bancshares, Inc.	2,406	44
Opus Bank	752	27
Orrstown Financial Services, Inc.	1,878	33
Pacific Premier Bancorp, Inc.A	1,405	33
Peapack Gladstone Financial Corp.	853	16

AMERICAN BEACON GROSVENOR LONG/SHORT FUND

SCHEDULE OF INVESTMENTS

April 30, 2016 (Unaudited)

	Shares	Fair Value
		(000’s)
People’s Utah Bancorp	1,712	$28
PNC Financial Services Group, Inc.	561	49
Preferred Bank	1,553	49
Premier Financial Bancorp, Inc.	1,677	27
Provident Bancorp, Inc.A	2,349	32
Regions Financial Corp.	11,176	106
Republic First Bancorp, Inc.A	8,019	37
Riverview Bancorp, Inc.	5,248	23
Seacoast Banking Corp. of FloridaA	2,559	42
Shawbrook Group PLCA B C F	1,637	7
Shore Bancshares, Inc.	2,790	33
Southeastern Bank Financial Corp.	844	28
Southern First Bancshares, Inc.A	2,499	64
Suffolk Bancorp	1,325	32
Sunshine Bancorp, Inc.A	3,508	49
Sussex Bancorp	2,342	31
SVB Financial GroupA	401	42
TCF Financial Corp.	2,934	40
Timberland Bancorp, Inc.	2,550	35
Triumph Bancorp, Inc.A	612	10
Unity Bancorp, Inc.	2,762	32
Veritex Holdings, Inc.A	2,112	33
WashingtonFirst Bankshares, Inc.	3,190	71
Wintrust Financial Corp.	817	43
Zions Bancorporation	471	13

		2,083

Diversified Financials - 1.42%
Ally Financial, Inc.A	3,892	68
Caesars Acquisition Company, Class AA	210	2
Cascade BancorpA	5,920	36
NorthStar Asset Management Group Inc	4,415	55
Pacific Continental Corp.	1,421	24
Santander Consumer USA Holdings, Inc.	1,454	19
Texas Capital Bancshares, Inc.A	407	19

		223

Insurance - 0.50%
First American Financial Corp.	887	32
Stewart Information Services Corp.	1,342	47

		79

Real Estate - 1.66%
Brookdale Senior Living, Inc.A	2,377	44
Heritage Oaks Bancorp	4,965	41
MGM Growth Properties LLCA H I	292	6
National Retail Properties, Inc.H	579	25
NorthStar Realty Europe Corp.H	244	3
NorthStar Realty Finance Corp.H	2,747	35
Public Storage, Inc.H	97	24
Realogy Holdings Corp.A	1,665	61
Rightmove PLCB F	477	27

		266

Total Financials		2,651

HEALTH CARE - 5.32%
Biotechnology - 1.56%
Baxalta, Inc.	1,547	65
Gilead Sciences, Inc.	391	34

AMERICAN BEACON GROSVENOR LONG/SHORT FUND

SCHEDULE OF INVESTMENTS

April 30, 2016 (Unaudited)

	Shares	Fair Value
		(000’s)
Quintiles Transnational Holdings, Inc.A	1,910	$132
Vertex Pharmaceuticals, Inc.A	180	15

		246

Health Care Equipment & Supplies - 0.10%
Medtronic PLCF	194	15

Health Care Providers & Services - 1.89%
Cigna Corp.	146	20
Express Scripts Holding Co.A	27	2
IMS Health Holdings, Inc.A	5,343	143
Service Corp International	1,119	30
VCA Antech, Inc.A	1,697	107

		302

Pharmaceuticals - 1.77%
Allergan PLCA F	65	14
Bristol-Myers Squibb Co.	838	60
Endo International PLCA F	275	8
Johnson & Johnson	618	69
Nortek, Inc.A	232	11
Pfizer, Inc.	3,611	119

		281

Total Health Care		844

INDUSTRIALS - 5.21%
Aerospace & Defense - 2.00%
Lockheed Martin Corp.	364	84
Meggitt PLCB F	8,111	49
Raytheon Co.	1,080	135
TransDigm Group, Inc.	213	49

		317

Airlines - 0.15%
Delta Air Lines, Inc.	560	23

Industrial Conglomerates - 1.09%
General Electric Co.	3,714	114
Honeywell International, Inc.	508	58

		172

Machinery - 0.45%
Danaher Corp.	734	72

Marine - 0.22%
Kirby Corp.A	544	35

Rental Auto/Equipment - 0.05%
United Rentals, Inc.A	111	7

Road & Rail - 0.90%
Canadian Pacific Railway Ltd.	201	29
Kansas City Southern	490	46
Ryder System, Inc.	404	28
Swift Transportation Co.A	2,401	40

		143

AMERICAN BEACON GROSVENOR LONG/SHORT FUND

SCHEDULE OF INVESTMENTS

April 30, 2016 (Unaudited)

	Shares	Fair Value
		(000’s)
Transportation & Logistics - 0.35%
Norfolk Southern Corp.	622	$56

Total Industrials		825

INFORMATION TECHNOLOGY - 10.00%
Communications Equipment - 0.51%
CommScope Holding Co., Inc.A	1,025	31
Palo Alto Networks, Inc.A	329	50

		81

Computers & Peripherals - 0.79%
EMC Corp.	332	9
HP, Inc.	3,871	47
SanDisk Corp.	919	69

		125

Electronic Equipment & Instruments - 0.28%
NVIDIA Corp.	156	6
OSI Systems, Inc.A	780	39

		45

Internet Software & Services - 4.37%
Alphabet, Inc., Class AA	64	45
Alphabet, Inc., Class CA	117	81
Baidu, Inc., Sponsored ADRA D	107	21
comScore, Inc.A	1,681	51
Tencent Holdings Ltd.B	6,551	133
Yahoo! Inc.A	9,929	363

		694

IT Consulting & Services - 0.11%
Cognizant Technology Solutions Corp., Class AA	309	18

Semiconductor Equipment & Products - 0.50%
Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADRD	3,339	78

Software - 3.44%
Activision Blizzard, Inc.	768	27
CDK Global, Inc.	1,533	73
Ellie Mae, Inc.A	145	12
Microsoft Corp.	3,338	167
Nimble Storage, Inc.A	5,433	40
PayPal Holdings, Inc.A	3,500	137
Red Hat, Inc.A	774	57
Take-Two Interactive Software, Inc.	937	32

		545

Total Information Technology		1,586

MATERIALS - 3.74%
Chemicals - 0.86%
Air Products & Chemicals, Inc.	314	46
CF Industries Holdings, Inc.	1,839	61
Eastman Chemical Co.	387	30

		137

Construction Materials - 0.08%
Buzzi Unicem SpAB	624	12

AMERICAN BEACON GROSVENOR LONG/SHORT FUND

SCHEDULE OF INVESTMENTS

April 30, 2016 (Unaudited)

	Shares	Fair Value
		(000’s)
Containers & Packaging - 0.34%
Berry Plastics Group, Inc.A	1,495	$54

Metals & Mining - 2.12%
Boliden ABB	784	14
First Quantum Minerals Ltd.	3,281	28
Freeport-McMoRan Copper & Gold, Inc.	2,361	33
Impala Platinum Holdings Ltd.A B	6,825	29
Newmont Mining Corp.	557	19
Rio Tinto PLC, Sponsored ADRD F	1,854	63
Teck Resources Ltd.	8,910	109
United States Steel Corp.	2,249	43

		338

Paper & Forest Products - 0.34%
Canfor Corp.A	3,311	36
West Fraser Timber Co., Ltd.	508	17

		53

Total Materials		594

TELECOMMUNICATION SERVICES - 2.57%
Diversified Telecommunication Services - 1.88%
Charter Communications, Inc.A	609	128
Koninklijke KPN N.V.B	7,296	29
Telefonica Deutschland Holding AGB	15,307	78
Verizon Communications, Inc.	1,208	62

		297

Wireless Telecommunication Services - 0.69%
Central Valley Community Bancorp	4,865	59
Tim Participacoes S.A., ADRD	4,560	52

		111

Total Telecommunication Services		408

UTILITIES - 1.24%
Electric - 0.40%
Edison International	907	64

Gas - 0.84%
Sempra Energy	1,286	133

Total Utilities		197

Total COMMON STOCKS (Cost $11,985)		12,474

WARRANTS - 0.00% (Cost $0)
ENERGY - 0.00%
Kinder Morgan, Inc., 5/25/2017, Strike Price $40.00J L	307	—

CONVERTIBLE OBLIGATIONS - 0.04% (Cost $7)
Utilities - 0.04%
SolarCity Corp., 1.625%, Due 11/1/2019	10	7

SHORT-TERM INVESTMENTS - 18.97% (Cost $3,006)
American Beacon U.S. Government Money Market Select Fund, Select Class M	3,006,008	3,006

Total SECURITIES HELD LONG (Cost $14,999)		15,487

AMERICAN BEACON GROSVENOR LONG/SHORT FUND

SCHEDULE OF INVESTMENTS

April 30, 2016 (Unaudited)

	Shares	Fair Value
		(000’s)
SECURITIES SOLD SHORT
COMMON STOCKS - (24.90%)
CONSUMER DISCRETIONARY - (2.97%)
Auto Components - (0.27%)
Delphi Automotive PLCF	(262)	$(19)
Mobileye N.V.A	(606)	(23)

		(42)

Automobiles - (0.29%)
Ford Motor Co.	(2,270)	(31)
Tesla Motors, Inc.A	(68)	(16)

		(47)

Hotels, Restaurants & Leisure - (0.44%)
Carnival Corp.	(77)	(4)
China Lodging Group Ltd., Sponsored ADRD L	(11)	(—)
Hilton Worldwide Holdings, Inc.	(1,450)	(32)
Marriott International, Inc., Class A	(247)	(17)
SeaWorld Entertainment, Inc.	(122)	(2)
Six Flags Entertainment Corp.	(148)	(9)
Wynn Resorts Ltd.	(59)	(5)

		(69)

Household Durables - (0.13%)
GoPro, Inc., Class AA	(94)	(1)
Lennar Corp., Class A	(415)	(19)

		(20)

Internet & Catalog Retail - (0.01%)
JD.com, Inc., ADRA D	(49)	(1)

Media - (0.70%)
Discovery Communications, Inc., Class AA	(304)	(8)
Mediaset SpAB	(2,115)	(10)
Netflix, Inc.A	(284)	(26)
Nexstar Broadcasting Group, Inc., Class AL	(4)	(—)
Nielsen Holdings PLCF	(347)	(18)
Omnicom Group, Inc.	(186)	(15)
Rocket Internet SEA B C	(83)	(2)
Scripps Networks Interactive, Inc., Class A	(109)	(7)
Sinclair Broadcast Group, Inc., Class A	(283)	(9)
Stroeer SE & Co., KGaAB	(59)	(3)
Walt Disney Co.	(145)	(15)

		(113)

Multiline Retail - (0.43%)
Canadian Tire Corp., Ltd., Class A	(171)	(19)
Dollar General Corp.	(106)	(9)
Kohl’s Corp.	(598)	(26)
Target Corp.	(175)	(14)

		(68)

Specialty Retail - (0.12%)
Dollarama, Inc.	(144)	(10)
Tiffany & Co.	(121)	(9)

		(19)

Textiles & Apparel - (0.58%)
Cie Financiere Richemont S.A. Reg.B	(410)	(27)
Five Below, Inc.A	(36)	(2)
Hugo Boss AGB L	(6)	(—)

AMERICAN BEACON GROSVENOR LONG/SHORT FUND

SCHEDULE OF INVESTMENTS

April 30, 2016 (Unaudited)

	Shares	Fair Value
		(000’s)
Swatch Groug AGB	(79)	(27)
Under Armour, Inc., Class AA	(553)	$(24)
VF Corp.	(201)	(13)

		(93)

Total Consumer Discretionary		(472)

CONSUMER STAPLES - (1.19%)
Beverages - (0.06%)
Anheuser-Busch InBev S.A., ADRD	(64)	(8)
PepsiCo, Inc.	(19)	(2)

		(10)

Food & Drug Retailing - (0.46%)
Kroger Co.	(169)	(6)
Tesco PLCA B F	(2,292)	(6)
Wal-Mart Stores, Inc.	(171)	(11)
Whole Foods Market, Inc.	(645)	(19)
WM Morrison Supermarkets PLCB F	(1,184)	(3)
Woolworths Holdings Ltd.B	(1,569)	(26)

		(71)

Food Products - (0.67%)
Campbell Soup Co.	(328)	(20)
Hain Celestial Group, Inc.A	(226)	(9)
Hershey Co.	(223)	(21)
JM Smucker Co.	(234)	(30)
Kellogg Co.	(329)	(25)

		(105)

Total Consumer Staples		(186)

ENERGY - (3.29%)
Energy Equipment & Services - (0.94%)
National Oilwell Varco, Inc.	(1,900)	(68)
Schlumberger Ltd.	(1,004)	(81)

		(149)

Oil & Gas - (2.35%)
Apache Corp.	(1,615)	(88)
BP PLC, Sponsored ADRD F	(1,719)	(58)
Chevron Corp.	(118)	(12)
ConocoPhillips	(912)	(44)
EOG Resources, Inc.	(421)	(35)
Hess Corp.	(453)	(27)
Murphy Oil Corp.	(763)	(27)
Occidental Petroleum Corp.	(1,080)	(83)

		(374)

Total Energy		(523)

FINANCIALS - (8.14%)
Banks - (6.96%)
Bank of the Ozarks, Inc.	(106)	(4)
BNC Bancorp	(2,226)	(50)
Capital Bank Financial Corp., Class A	(629)	(19)
Community Bank System, Inc.	(1,146)	(45)
Credit Suisse Group AG RegB	(945)	(14)
CVB Financial Corp.	(2,039)	(35)
DBS Group Holdings Ltd.B	(2,275)	(26)
Deutsche Bank AGA B	(787)	(15)
Dime Community Bancshares, Inc.	(340)	(7)

AMERICAN BEACON GROSVENOR LONG/SHORT FUND

SCHEDULE OF INVESTMENTS

April 30, 2016 (Unaudited)

	Shares	Fair Value
		(000’s)
Eagle Bancorp, Inc.A	(738)	$(37)
FCB Financial Holdings, Inc., Class AA	(888)	(31)
First Financial Bankshares, Inc.	(2,030)	(66)
First Republic Bank	(440)	(31)
Glacier Bancorp, Inc.	(2,037)	(53)
Home Bancshares, Inc.	(429)	(18)
HSBC Holdings PLC, ADRD F	(412)	(14)
Independent Bank Corp.	(1,058)	(50)
Investors Bancorp, Inc.	(2,915)	(34)
Lloyds Banking Group PLCB F	(6,076)	(6)
New York Community Bancorp, Inc.	(2,958)	(44)
Northwest Bancshares, Inc.	(853)	(12)
Prosperity Bancshares, Inc.	(579)	(31)
Renasant Corp.	(1,517)	(52)
ServisFirst Bancshares, Inc.	(248)	(12)
Simmons First National Corp., Class A	(545)	(25)
South State Corp.	(730)	(51)
Southside Bancshares, Inc.	(1,159)	(34)
State Bank Financial Corp.	(769)	(16)
TFS Financial Corp.	(692)	(12)
United Bankshares, Inc.	(1,957)	(75)
Virgin Money Holdings UKB	(1,221)	(7)
Washington Trust Bancorp, Inc.	(123)	(5)
Westamerica Bancorporation	(1,416)	(69)
Western Alliance BancorpA	(1,143)	(42)
WSFS Financial Corp.	(1,190)	(41)
Yadkin Financial Corp.	(780)	(20)

		(1,103)

Diversified Financials - (0.51%)
Capitol Federal Financial, Inc.	(1,740)	(23)
Goldman Sachs Group, Inc.	(169)	(28)
Kearny Financial Corp.	(427)	(5)
Meridian Bancorp, Inc.	(828)	(12)
Northfield Bancorp, Inc.	(703)	(11)

		(79)

Insurance - (0.27%)
CNP AssurancesB	(2,491)	(43)

Real Estate - (0.40%)
Acadia Realty TrustH	(110)	(4)
Camden Property TrustH	(36)	(3)
Crown Castle International Corp.H	(355)	(31)
Empire State Realty Trust, Inc.H	(155)	(3)
Essex Property Trust, Inc.H	(31)	(7)
Federal Realty Investment TrustH	(25)	(4)
Highwoods Properties, Inc.H	(82)	(4)
Mid-America Apartment Communities, Inc.H	(36)	(3)
Public Storage, Inc.H	(10)	(3)
Realty Income Corp.H	(29)	(2)
UDR, Inc.H	(98)	(3)

		(67)

Total Financials		(1,292)

AMERICAN BEACON GROSVENOR LONG/SHORT FUND

SCHEDULE OF INVESTMENTS

April 30, 2016 (Unaudited)

	Shares	Fair Value
		(000’s)
HEALTH CARE - (0.57%)
Health Care Equipment & Supplies - (0.15%)
Computer Programs and Systems, Inc.L	(5)	$ (—)
Illumina, Inc.A	(171)	(23)

		(23)

Health Care Providers & Services - (0.01%)
Anthem, Inc.	(11)	(2)

Pharmaceuticals - (0.41%)
Novartis AGB	(22)	(2)
Novo Nordisk A.S., Class BB	(379)	(21)
Shire PLC, ADRD F	(226)	(42)

		(65)

Total Health Care		(90)

INDUSTRIALS - (2.14%)
Aerospace & Defense - (0.09%)
Aircastle Ltd.	(383)	(8)
Boeing Co.	(51)	(7)

		(15)

Air Freight & Couriers - (0.28%)
C.H. Robinson Worldwide, Inc.	(116)	(8)
FedEx Corp.	(135)	(22)
United Parcel Service, Inc., Class B	(55)	(6)
XPO Logistics, Inc.A	(268)	(8)

		(44)

Airlines - (0.29%)
ANA Holdings, Inc.B	(4,378)	(12)
Deutsche Lufthansa AGB	(289)	(4)
Southwest Airlines Co.	(650)	(29)

		(45)

Commercial Services & Supplies - (0.04%)
Republic Services, Inc.	(66)	(3)
Waste Management, Inc.	(54)	(3)

		(6)

Machinery - (0.84%)
Caterpillar, Inc.	(546)	(42)
Flowserve Corp.	(180)	(9)
Hitachi Construction Machinery Co., Ltd.B	(150)	(2)
Kone Oyj, Class BB	(118)	(5)
KUKA AGB	(31)	(3)
PACCAR, Inc.	(129)	(8)
Parker Hannifin Corp.	(542)	(63)

		(132)

Road & Rail - (0.16%)
CSX Corp.	(319)	(9)
Saia, Inc.A	(269)	(8)
Werner Enterprises, Inc.	(371)	(9)

		(26)

Trading Companies & Distributors - (0.44%)
Air Lease Corp.	(656)	(21)
Fastenal Co.	(1,053)	(49)

		(70)

Total Industrials		(338)

AMERICAN BEACON GROSVENOR LONG/SHORT FUND

SCHEDULE OF INVESTMENTS

April 30, 2016 (Unaudited)

	Shares	Fair Value
		(000’s)
INFORMATION TECHNOLOGY - (4.16%)
Communications Equipment - (0.48%)
Cisco Systems, Inc.	(84)	$(2)
Corning, Inc.	(3,942)	(74)

		(76)

Computers & Peripherals - (1.20%)
Apple, Inc.	(786)	(74)
International Business Machines Corp.	(612)	(88)
Logitech International S.A.B	(41)	(1)
NetApp, Inc.	(37)	(1)
Western Digital Corp.	(640)	(26)

		(190)

Electronic Equipment & Instruments - (0.01%)
NVIDIA Corp.	(58)	(2)

Internet Software & Services - (0.71%)
Alibaba Group Holding Ltd., ADRA D	(706)	(54)
Equinix, Inc.H	(107)	(35)
Marketo Inc.A	(29)	(1)
United Internet AG, Reg SB K	(151)	(7)
Yahoo Japan Corp.B	(791)	(4)
Zillow Group, Inc., Class CA	(554)	(13)

		(114)

IT Consulting & Services - (0.60%)
Accenture PLC, Class AF	(14)	(2)
Infosys Technologies Ltd., Reg S, Sponsored ADRD K	(5,019)	(94)

		(96)

Office Electronics - (0.05%)
Canon, Inc.B	(291)	(8)

Semiconductor Equipment & Products - (0.12%)
Micron Technology, Inc.A	(1,718)	(18)

Software - (0.99%)
Activision Blizzard, Inc.	(345)	(12)
Adobe Systems, Inc.A	(165)	(16)
Check Point Software Technologies Ltd.A	(583)	(48)
Citrix Systems, Inc.A	(13)	(2)
CommVault Systems, Inc.A	(17)	(1)
Electronic Arts, Inc.A	(577)	(36)
FireEye, Inc.A L	(17)	(—)
MicroStrategy, Inc., Class AA	(6)	(1)
NetSuite, Inc.A	(29)	(2)
PayPal Holdings, Inc.A	(344)	(13)
SAP AG, Sponsored, ADRD	(55)	(4)
Square, Inc., Class AA L	(25)	(—)
Ultimate Software Group, Inc.A	(8)	(2)
Workday, Inc., Class AA	(261)	(20)

		(157)

Total Information Technology		(661)

MATERIALS - (1.93%)
Chemicals - (1.25%)
Monsanto Co.	(447)	(42)
Mosaic Co.	(1,889)	(53)
Potash Corp of Saskatchewan, Inc.	(1,965)	(35)

AMERICAN BEACON GROSVENOR LONG/SHORT FUND

SCHEDULE OF INVESTMENTS

April 30, 2016 (Unaudited)

	Shares	Fair Value
		(000’s)
PPG Industries, Inc.	(195)	$(22)
Praxair, Inc.	(402)	(47)

		(199)

Construction Materials - (0.06%)
LafargeHolcim Ltd.B	(174)	(9)

Metals & Mining - (0.38%)
First Quantum Minerals Ltd.	(4,121)	(36)
Glencore Xstrata PLCB F	(10,601)	(26)

		(62)

Paper & Forest Products - (0.24%)
International Paper Co.	(874)	(38)

Total Materials		(308)

TELECOMMUNICATION SERVICES - (0.51%)
Diversified Telecommunication Services - (0.46%)
Charter Communications, Inc.A	(299)	(63)
Telenor ASAB	(511)	(9)

		(72)

Wireless Telecommunication Services - (0.05%)
Millicom International Cellular S.A.B	(143)	(8)

Total Telecommunication Services		(80)

Total COMMON STOCKS (Proceeds $(3,714))		(3,950)

EXCHANGE TRADED INSTRUMENTS - (6.70%)
EXCHANGE TRADED FUNDS - (6.70%)
Consumer Discretionary Select Sector SPDR Fund	(1,361)	(108)
Consumer Staples Select Sector SPDR Fund	(2,230)	(117)
Energy Select Sector SPDR Fund	(473)	(32)
Financial Select Sector SPDR Fund	(707)	(16)
Health Care Select Sector SPDR Fund	(407)	(28)
Industrial Select Sector SPDR Fund	(459)	(26)
iShares China Large-Cap Fund	(697)	(23)
iShares MSCI Australia Fund	(3,496)	(70)
iShares MSCI Brazil Capped Fund	(2,798)	(83)
iShares MSCI Chile Capped Fund	(630)	(24)
iShares MSCI EAFE Fund	(366)	(21)
iShares Nasdaq Biotechnology ETF	(205)	(55)
iShares Russell 2000 Growth Fund	(112)	(15)
iShares Russell 2000 Index Fund	(394)	(44)
iShares Russell 2000 Value Index Fund	(591)	(56)
Materials Select Sector SPDR Fund	(192)	(9)
PowerShares Emerging Markets Sovereign Debt ETF	(304)	(9)
SPDR S&P Emerging Markets SmallCap ETF	(836)	(33)
SPDR S&P Retail ETF	(1,158)	(51)
SPDR S&P Telecom Fund	(345)	(20)
SPDR S&P500 ETF Trust	(527)	(109)
Technology Select Sector SPDR Fund	(937)	(39)
Utilities Select Sector SPDR Fund	(841)	(41)
Vanguard FTSE Emerging Markets Fund	(958)	(33)

Total Exchange Traded Funds		(1,062)

AMERICAN BEACON GROSVENOR LONG/SHORT FUND

SCHEDULE OF INVESTMENTS

April 30, 2016 (Unaudited)

	Shares	Fair Value
		(000’s)
Total EXCHANGE TRADED INSTRUMENTS (Proceeds $(1,007))		$(1,062)

COMMINGLED FUNDS - (0.14%) (Proceeds $(21))
COMMINGLED FUNDS - (0.14%)
Vaneck Vectors Agribusiness	(454)	(22)

Total SECURITIES SOLD SHORT - (Proceeds $(4,743))		(5,034)

Total Investments in Securities (excludes securities sold short) - 97.75% (Cost $14,999)		15,487
Total Securities Sold Short - (31.77)% (Proceeds $(4,743))		(5,034)
Purchased Options - 0.10% (Cost $22)		16
Written Options - (0.01)% (Premiums $1)		(1)
OTHER ASSETS, NET OF LIABILITIES - 33.93%		5,376

TOTAL NET ASSETS - 100.00%		$15,844

Percentages are stated as a percent of net assets.

A	Non-income producing security.
B	Fair valued pursuant to procedures approved by the Board of Trustees. At period end, the value of these securities amounted to $392 or 2.47% of net assets.
C	Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $17 or 0.11% of net assets. The Fund has no right to demand registration of these securities.
D	ADR - American Depositary Receipt.
E	Non-voting participating shares.
F	PLC - Public Limited Company.
G	LP - Limited Partnership.
H	REIT - Real Estate Investment Trust.
I	LLC - Limited Liability Company.
J	Warrant.
K	Reg S - Security purchased under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
L	Amount is less than $500.
M	The Fund is affiliated by having the same investment advisor.

Total Return Swaps Open on April 30, 2016:

Pay/ Receive Floating Rate	Description	Reference Entity	Counter- party	Floating Rate	Expiration Date	Reference Quantity	Notional Amount	Unrealized Appreciation/ (Depreciation)
Pay	1-Month GBP-LIBOR	Wizz Air Holdings, PLC	MSC	1.010%	1/16/2017	985	$19,384	$(1,265)
Pay	1-Day USD-FEDEF	NVR, Inc.	MSC	0.870%	5/22/2017	62	95,972	7,027
Pay	1-Day HKD-HONIX	Air China Ltd.	MSC	0.970%	7/24/2017	42,208	223,608	3,277
Pay	1-Month GBP-LIBOR	Anglo American, PLC	MSC	1.010%	7/24/2017	2,920	20,844	2,114
Pay	1-Month EUR-EURIB	Ryanair Holdings, PLC	MSC	0.170%	7/24/2017	2,389	32,571	(1,228)
Pay	1-Day USD-FEDEF	Alaska Air Group, Inc.	MSC	0.870%	7/24/2017	211	14,759	102
Pay	1-Day USD-FEDEF	Brunswick Corp./De	MSC	0.870%	7/24/2017	916	42,674	1,321
Pay	1-Month GBP-LIBOR	Rio Tinto, PLC	MSC	1.010%	7/24/2017	1,496	28,170	9,125
Pay	1-Day USD-FEDEF	Kroger Co./The	MSC	0.870%	7/24/2017	632	23,768	(1,401)
Pay	1-Day USD-FEDEF	Louisiana-Pacific Corp.	MSC	0.870%	7/24/2017	2,277	38,305	404
Pay	1-Month GBP-LIBOR	Antofagasta, PLC	MSC	1.010%	7/24/2017	2,708	13,997	(1,333)
Pay	1-Month EUR-EURIB	Moncler SpA	MSC	0.170%	7/24/2017	277	3,724	227
Pay	1-Month EUR-EURIB	Peugeot S.A.	MSC	0.170%	7/24/2017	1,011	14,887	(776)
Pay	1-Day USD-FEDEF	Constellation Brands, Inc.	MSC	0.870%	7/24/2017	470	64,054	9,295

AMERICAN BEACON GROSVENOR LONG/SHORT FUND

SCHEDULE OF INVESTMENTS

April 30, 2016 (Unaudited)

Pay/ Receive Floating Rate	Description	Reference Entity	Counter- party	Floating Rate	Expiration Date	Reference Quantity	Notional Amount	Unrealized Appreciation/ (Depreciation)
Receive	1-Day EUR-EONIA	Air France-KLM	MSC	3.710%	7/24/2017	926	$7,618	$419
Receive	1-Day USD-FEDEF	CVS Health Corp.	MSC	0.020%	7/24/2017	86	8,382	(261)
Receive	1-Day GBP-SONIA	Burberry Group, PLC	MSC	0.350%	7/24/2017	236	2,800	(9)
Receive	1-Day USD-FEDEF	SPDR S&P500 ETF Trust	MSC	0.020%	7/24/2017	144	28,202	(1,520)
Receive	1-Day EUR-EONIA	Airbus Group SE	MSC	0.400%	8/21/2017	429	25,167	1,992
Receive	1-Day AUD-RBACR	Qantas Airways Ltd.	MSC	1.500%	1/11/2018	2,859	10,800	1,212
Pay	1-Month EUR-EURIB	Plastic Omnium S.A.	MSC	0.170%	7/24/2047	368	10,992	(400)
Pay	1-Day EUR-EONIA	Accor S.A.	MSC	0.550%	10/2/2115	1,676	68,328	(3,998)
Pay	1-Day EUR-EONIA	Finecobank Banca Fineco SpA	MSC	0.750%	10/2/2115	5,499	35,446	3,552
Receive	1-Day EUR-EONIA	Casino Guichard Perrachon S.A.	MSC	7.500%	10/2/2115	104	3,993	(1,615)
Receive	1-Day EUR-EONIA	Societe Television Francaise 1	MSC	0.400%	10/2/2115	579	6,175	113
Receive	1-Day GBP-SONIA	J Sainsbury, PLC	MSC	1.550%	10/2/2115	1,329	3,379	(672)
Receive	1-Day GBP-SONIA	RELX, PLC	MSC	0.350%	10/2/2115	190	2,221	(113)
Receive	1-Day EUR-EONIA	Distribuidora Internacional De Alimentacion S.A.	MSC	0.500%	10/2/2115	689	3,479	160
Receive	1-Day BRL-FEDEF	Cielo S.A.	MSC	1.130%	10/2/2115	96	2,755	(51)
Receive	1-Day GBP-SONIA	Pets At Home Group, PLC	MSC	0.400%	10/2/2115	315	759	(7)
Receive	1-Day TWD-FEDEF	China Steel Corp.	MSC	1.950%	10/5/2115	16,494	317,242	(1,747)
Receive	1-Day HKD-HONIX	Hong Kong & China Gas Co. Ltd.	MSC	0.480%	10/5/2115	1,173	17,172	24
Receive	1-Day TWD-FEDEF	Formosa Petrochemical Corp.	MSC	0.620%	10/5/2115	2,092	161,664	(935)
Receive	1-Day HKD-HONIX	HK Electric Investments & HK Electric Investments Ltd.	MSC	3.270%	10/5/2115	2,000	11,031	(378)
Receive	1-Day GBP-SONIA	Ted Baker, PLC	MSC	0.350%	11/25/2115	22	719	284
Receive	1-Day EUR-EONIA	SES S.A.	MSC	0.500%	1/14/2116	284	6,890	142
Receive	1-Day EUR-EONIA	Eutelsat Communications S.A.	MSC	0.400%	1/14/2116	149	4,072	35
Receive	1-Day BRL-FEDEF	Telefonica Brasil S.A.	MSC	2.380%	2/10/2116	901	34,597	(1,038)
Pay	1-Day USD-FEDEF	Tile Shop Holdings, Inc.	MSC	0.920%	2/29/2116	87	1,130	422

							$1,411,730	$22,500

Exchange Traded Fund Options on April 30, 2016:

Description	Expiration Date	Number of Contracts	Currency	Exercise Price	Fair Value	Premiums Paid	Unrealized Appreciation/ (Depreciation)
Put - Industrial Select Sector SPDR Fund	5/20/2016	8	USD	52.00	$80	$500	$(420)
Put - Financial Select Sector SPDR Fund	6/17/2016	128	USD	20.00	896	3,077	(2,181)
Put - Financial Select Sector SPDR Fund	6/17/2016	72	USD	21.00	936	2,768	(1,832)
Put - Industrial Select Sector SPDR Fund	6/30/2016	6	USD	53.00	324	492	(168)

					$2,236	$6,837	$(4,601)

Equity Options (Purchased) on April 30, 2016:

Description	Expiration Date	Number of Contracts	Currency	Exercise Price	Fair Value	Premiums Paid	Unrealized Appreciation/ (Depreciation)
Put - Hertz Global Holdings, Inc.	5/6/2016	18	USD	8.50	$270	$539	$(269)
Call - Aon, PLC	5/20/2016	4	USD	105.00	680	610	70
Call - CDK Global, Inc.	5/20/2016	2	USD	50.00	150	148	2
Call - Monster Beverage Corp.	5/20/2016	2	USD	135.00	2,000	653	1,347
Call - Osi Systems, Inc.	5/20/2016	5	USD	70.00	35	492	(457)
Call - Tripadvisor, Inc.	5/20/2016	5	USD	70.00	1,125	1,175	(50)
Put - Check Point Software Technologies Ltd.	5/20/2016	1	USD	85.00	297	162	135
Put - Check Point Software Technologies Ltd.	5/20/2016	1	USD	82.50	194	133	61
Put - Endo International, PLC	5/20/2016	2	USD	27.50	660	646	14
Put - International Business Machines Corp.	5/20/2016	1	USD	152.50	873	509	364
Call - Dunkin’ Brands Group, Inc.	6/17/2016	1	USD	42.50	439	153	286
Call - Ocado Group, PLC	6/17/2016	2	GBP	3.40	219	553	(334)
Call - Palo Alto Networks, Inc.	6/17/2016	1	USD	170.00	261	434	(173)
Call - Red Hat, Inc.	6/17/2016	5	USD	75.00	1,260	1,592	(332)

AMERICAN BEACON GROSVENOR LONG/SHORT FUND

SCHEDULE OF INVESTMENTS

April 30, 2016 (Unaudited)

Description	Expiration Date	Number of Contracts	Currency	Exercise Price	Fair Value	Premiums Paid	Unrealized Appreciation/ (Depreciation)
Call - Viacom, Inc.	6/17/2016	20	USD	45.00	$1,340	$1,787	$(447)
Call - Viacom, Inc.	6/17/2016	1	USD	50.00	25	65	(40)
Call - Abercrombie & Fitch Co.	7/15/2016	5	USD	31.00	315	596	(281)
Call - Viacom, Inc.	7/15/2016	19	USD	50.00	531	950	(419)
Put - Carnival Corp.	7/15/2016	6	USD	45.00	678	538	140
Call - Koninklijke Ahold NV	12/16/2016	5	EUR	22.00	206	310	(104)
Call - Procter & Gamble Co/The	1/20/2017	7	USD	97.00	63	197	(134)
Call - Procter & Gamble Co/The	1/20/2017	6	USD	90.00	360	338	22
Call - Koninklijke Ahold NV	6/16/2017	3	EUR	22.00	223	420	(197)
Call - Koninklijke Ahold NV	12/15/2017	3	EUR	22.00	299	308	(9)
Call - Procter & Gamble Co/The	1/19/2018	3	USD	90.00	603	983	(380)
Call - Koninklijke Ahold NV	12/21/2018	4	EUR	22.00	515	848	(333)

					$13,621	$15,139	$(1,518)

Equity Options (Written) Outstanding on April 30, 2016:

Description	Expiration Date	Number of Contracts	Currency	Exercise Price	Fair Value	Premiums Received	Unrealized Appreciation/ (Depreciation)
Call - Viacom, Inc.	6/17/2016	34	USD	50.00	$(850)	$(814)	$(36)
Call - Avis Budget Group, Inc.	8/19/2016	1	USD	33.00	(65)	(99)	34
Call - Avis Budget Group, Inc.	1/20/2017	1	USD	38.00	(88)	(343)	255
Call - Avis Budget Group, Inc.	1/20/2017	1	USD	40.00	(65)	(147)	82

					$(1,068)	$(1,403)	$335

Forward Currency Contracts Open on April 30, 2016:

Type	Currency	Principal Amount Covered by Contract	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
BUY	JPY	13,229	6/30/2016	MSC	$542	$—	$542
SELL	CAD	31,182	6/30/2016	MSC	—	(285)	(285)
SELL	CAD	9,008	6/30/2016	MSC	—	(52)	(52)
SELL	CAD	11,699	6/30/2016	MSC	—	(10)	(10)
SELL	EUR	51,296	6/30/2016	MSC	—	(769)	(769)
SELL	EUR	12,826	6/30/2016	MSC	—	(10)	(10)
SELL	GBP	5,118	6/30/2016	MSC	—	(39)	(39)
SELL	SEK	12,297	6/30/2016	MSC	—	(159)	(159)
SELL	ZAR	26,124	6/30/2016	MSC	—	(588)	(588)
BUY	CHF	2,386	7/20/2016	MSC	19	—	19
BUY	EUR	9,663	7/20/2016	MSC	4	—	4
BUY	GBP	5,142	7/20/2016	MSC	8	—	8
BUY	NOK	8,907	7/20/2016	MSC	68	—	68
BUY	SEK	8,545	7/20/2016	MSC	53	—	53
SELL	EUR	4,655	7/20/2016	MSC	—	(65)	(65)
SELL	EUR	148,576	7/20/2016	MSC	—	(1,582)	(1,582)
SELL	GBP	183,677	7/20/2016	MSC	—	(2,956)	(2,956)
SELL	CNH	27,506	1/20/2017	MSC	—	(1,332)	(1,332)
SELL	CNH	1,529	1/20/2017	MSC	—	(62)	(62)

					$694	$(7,909)	$(7,215)

AMERICAN BEACON GROSVENOR LONG/SHORT FUND

SCHEDULE OF INVESTMENTS

April 30, 2016 (Unaudited)

Glossary:

Counterparty Abbreviations:
MSC	Morgan Stanley & Co. Inc.

Currency Abbreviations:
AUD	Australian Dollar	EUR	Euro Currency	SEK	Swedish Krona
BRL	Brazilian Real	GBP	Pound Sterling	SGD	Singapore Dollar
CAD	Canadian Dollar	HKD	Hong Kong Dollar	TWD	Taiwanese Dollar
CHF	Swiss Franc	JPY	Japanese Yen	USD	United States Dollar
CNH	Chinese Renminbi	NOK	Norwegian Krone	ZAR	South African Rand
DKK	Danish Krone

Other Abbreviations:
EONIA	Euro OverNight Index Average		LIBOR	London Interbank Offered Rate
ETF	Exchange-Traded Fund		RBACR	Reserve Bank of Australia Overnight Rate
EURIB	Euro Interbank Offered Rate		SONIA	Sterling OverNight Index Average
FEDEF	Effective Federal Funds Rate		SPDR	Standard & Poor’s Depositary Receipt
HONIX	Hong Kong Dollar OverNight Index Average

AMERICAN BEACON GLOBAL EVOLUTION FRONTIER MARKETS INCOME FUND

SCHEDULE OF INVESTMENTS

April 30, 2016 (Unaudited)

		Par Amount*	Fair Value
		(000’s)	(000’s)
Angola - 5.30% (Cost $3,000)
Structured Notes - 5.30%
Republic of Angola (Issuer Aurora Australis BV), 7.016%, Due 12/19/2023		$3,000	$2,888

Argentina - 3.82%
Foreign Government Obligations - 3.82%
Republic of Argentina,
29.198%, Due 3/28/2017A	ARS	4,400	313
30.467%, Due 10/9/2017A	ARS	24,800	1,768

Total Argentina (Cost $2,136)			2,081

Bosnia and Herzegovina - 0.95%
Foreign Government Obligations - 0.95%
Bosnia & Herzegovina Government Bond,
0.813%, Due 12/11/2017A B	EUR	560	295
0.813%, Due 12/11/2021A B	EUR	500	220

Total Bosnia and Herzegovina (Cost $649)			515

Cameroon - 2.70% (Cost $1,477)
Foreign Government Obligations - 2.70%
Republic of Cameroon, 9.50%, Due 11/19/2025		1,500	1,468

Congo - 4.39% (Cost $2,871)
Foreign Government Obligations - 4.39%
Republic of Congo, 4.00%, Due 6/30/2029B C		3,329	2,388

Dominican Republic - 3.39% (Cost $1,966)
Foreign Government Obligations - 3.39%
Dominican Republic International Bond, 11.50%, Due 5/10/2024B	DOP	80,000	1,847

Ecuador - 3.47% (Cost $1,970)
Foreign Government Obligations - 3.47%
Ecuador Government International Bond, 10.50%, Due 3/24/2020B		2,000	1,890

Egypt - 2.63% (Cost $1,585)
Foreign Government Obligations - 2.63%
Arab Republic of Egypt, 5.875%, Due 6/11/2025		1,600	1,432

Gabon - 2.40% (Cost $1,321)
Foreign Government Obligations - 2.40%
Republic of Gabon, 6.375%, Due 12/12/2024		1,500	1,310

Gambia - 3.91% (Cost $2,000)
Structured Notes - 3.91%
Gambia Government (Issuer Frontera Capital BV), 18.55%, Due 8/4/2017D		2,000	2,131

Ghana - 4.65%
Foreign Government Obligations - 4.65%
Ghana Government Bond,
21.00%, Due 3/23/2020	GHS	4,600	1,111
24.75%, Due 3/1/2021	GHS	3,900	1,027
Ghana Government International Bond, 8.125%, Due 1/18/2026B		500	395

Total Ghana (Cost $2,628)			2,533

AMERICAN BEACON GLOBAL EVOLUTION FRONTIER MARKETS INCOME FUND

SCHEDULE OF INVESTMENTS

April 30, 2016 (Unaudited)

		Par Amount*	Fair Value
		(000’s)	(000’s)
Iraq - 3.59% (Cost $2,139)
Foreign Government Obligations - 3.59%
Republic of Iraq, 5.80%, Due 1/15/2028B		$2,750	$1,953

Ivory Coast - 2.09% (Cost $1,191)
Foreign Government Obligations - 2.09%
Ivory Coast Government Bond, 5.75%, Due 12/31/2032A B		1,250	1,138

Kenya - 2.78%
Foreign Government Obligations - 2.78%
Kenya Infrastructure Bond,
12.00%, Due 9/18/2023	KES	57,400	555
11.00%, Due 12/2/2024	KES	75,000	696
Kenya Treasury Bond, 22.954%, Due 10/24/2016	KES	25,000	261

Total Kenya (Cost $1,561)			1,512

Malawi - 4.07% (Cost $2,056)
Structured Notes - 4.07%
Republic of Malawi (Issuer Frontera Capital BV), 24.00%, Due 9/7/2018		2,065	2,218

Mongolia - 4.41% (Cost $2,630)
Structured Notes - 4.41%
Mongolia Ministry of Finance (Issuer ING Bank NV), 13.175%, Due 3/25/2017		2,700	2,401

Mozambique - 4.34% (Cost $2,717)
Foreign Government Obligations - 4.34%
Republic of Mozambique, 10.50%, Due 1/18/2023		2,900	2,363

Nicaragua - 4.30%
Foreign Government Obligations - 0.71%
Republic of Nicaragua, 5.00%, Due 2/1/2019A		414	388

Structured Notes - 3.59%
Empresa Administradora de Aeropuertos Internacionales (Issuer Zambezi BV), 8.25%, Due 4/8/2024, Acquired 11/20/2014, Cost $5,999D F		2,000	1,954

Total Nicaragua (Cost $2,401)			2,342

Pakistan - 0.50% (Cost $262)
Foreign Government Obligations - 0.50%
Islamic Republic of Pakistan, 7.875%, Due 3/31/2036B		300	270

Senegal - 2.16% (Cost $1,182)
Foreign Government Obligations - 2.16%
Republic of Senegal, 6.25%, Due 7/30/2024B		1,250	1,175

Serbia - 3.22% (Cost $1,582)
Foreign Government Obligations - 3.22%
Serbia Treasury Bonds, 10.00%, Due 3/20/2021	RSD	165,000	1,754

Seychelles - 1.23% (Cost $642)
Foreign Government Obligations - 1.23%
Republic of Seychelles, 7.00%, Due 1/1/2026A B C		700	672

AMERICAN BEACON GLOBAL EVOLUTION FRONTIER MARKETS INCOME FUND

SCHEDULE OF INVESTMENTS

April 30, 2016 (Unaudited)

		Par Amount*	Fair Value
		(000’s)	(000’s)
Sri Lanka - 4.57%
Foreign Government Obligations - 4.57%
Sri Lanka Government Bond,
11.00%, Due 8/1/2021	LKR	200,000	$1,317
11.50%, Due 9/1/2028	LKR	100,000	628
Sri Lanka Government International Bond, 6.85%, Due 11/3/2025		$550	542

Total Sri Lanka (Cost $2,527)			2,487

Supranational - 3.66% (Cost $3,000)
Foreign Government Obligations - 3.66%
European Bank for Reconstruction & Development, 7.80%, Due 7/24/2017		3,000	1,990

Uganda - 4.75%
Foreign Government Obligations - 4.75%
Uganda Government Bond,
14.125%, Due 12/1/2016	UGX	1,300,000	389
16.125%, Due 3/22/2018	UGX	800,000	241
Uganda Treasury Bill, 19.375%, Due 10/27/2016	UGX	7,000,000	1,955

Total Uganda (Cost $2,555)			2,585

Uruguay - 3.64% (Cost $2,682)
Foreign Government Obligations - 3.64%
Uruguay Government International Bond, Inflation Indexed, 5.00%, Due 9/14/2018E	UYU	63,193	1,982

Venezuela - 2.10% (Cost $1,017)
Foreign Government Obligations - 2.10%
Republic of Venezuela, 9.00%, Due 5/7/2023B		3,000	1,144

Zambia - 4.66%
Foreign Government Obligations - 4.66%
Zambia Government Bond,
11.00%, Due 9/2/2017	ZMW	3,760	325
11.00%, Due 9/1/2019	ZMW	4,800	327
11.00%, Due 2/16/2020	ZMW	500	32
11.00%, Due 5/26/2020	ZMW	23,100	1,439
8.97%, Due 7/30/2027		500	413

Total Zambia (Cost $3,341)			2,536

		Shares
SHORT-TERM INVESTMENTS - 4.45% (Cost $2,423)
Short-Term Investments - 4.45%
American Beacon U.S. Government Money Market Select Fund, Select Class G		2,423,484	2,423

TOTAL INVESTMENTS - 98.13% (Cost $57,511)			53,428
OTHER ASSETS, NET OF LIABILITIES - 1.87%			1,017

TOTAL NET ASSETS - 100.00%			$54,445

Percentages are stated as a percent of net assets.

*In U.S. Dollars unless otherwise noted.

AMERICAN BEACON GLOBAL EVOLUTION FRONTIER MARKETS INCOME FUND

SCHEDULE OF INVESTMENTS

April 30, 2016 (Unaudited)

A	The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due date on these types of securities reflects the final maturity date.
B	Reg S - Security purchased under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
C	Step Up/Down - A scheduled increase in the exercise or conversion price at which a warrant, an option, or a convertible security may be used to acquire shares of common stock.
D	Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $4,085 or 7.52% of net assets. The Fund has no right to demand registration of these securities.
E	Inflation-Indexed Note.
F	Illiquid. At period end, the amount of illiquid securities was $1,954 or 3.59% of net assets.
G	The Fund is affiliated by having the same investment advisor.

Forward Currency Contracts on April 30, 2016:

Type	Currency	Principal Amount Covered by Contract	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
SELL	EUR	2,293,199	6/17/2016	SSB	$—	$(22,419)	$(22,419)

					$—	$(22,419)	$(22,419)

AMERICAN BEACON SGA GLOBAL GROWTH FUND

SCHEDULE OF INVESTMENTS

April 30, 2016 (Unaudited)

	Shares	Fair Value
		(000’s)
Argentina - 2.06%
Common Stocks - (Cost $148)
MercadoLibre, Inc.	1,458	$182

Australia - 1.97%
Common Stocks - (Cost $183)
MYOB Group Ltd. A	67,883	174

Brazil - 1.95%
Common Stocks - (Cost $178)
AMBEV S.A., ADR B	30,687	172

Denmark - 3.69%
Common Stocks - (Cost $236)
Novo Nordisk A.S. Class BA	5,813	325

France - 3.87%
Common Stocks - (Cost $340)
Danone S.A. A	4,872	341

Germany - 3.74%
Common Stocks - (Cost $301)
SAP AG, Sponsored ADR B	4,199	330

Hong Kong/China - 7.62%
Common Stocks - (Cost $540)
AIA Group Ltd.A	58,583	350
Tencent Holdings Ltd.A	15,881	322

Total Hong Kong/China		672

India - 2.80%
Common Stocks - (Cost $230)
HDFC Bank, Ltd., ADR B	3,934	247

Mexico - 1.93%
Common Stocks - (Cost $174)
Fomento Economico Mexicano, S.A.B. de C.V., Series B, Sponsored ADR B	1,823	170

Netherlands - 3.52%
Common Stocks - (Cost $283)
Core Laboratories N.V.	2,317	310

AMERICAN BEACON SGA GLOBAL GROWTH FUND

SCHEDULE OF INVESTMENTS

April 30, 2016 (Unaudited)

	Shares	Fair Value
		(000’s)
South Africa - 2.52%
Common Stocks - (Cost $193)
Shoprite Holdings Ltd. A	18,440	$222

South Korea - 3.72%
Common Stocks - (Cost $287)
Amorepacific Corp.A	510	181
LG Household & Health Care Ltd.A	167	147

Total South Korea		328

Switzerland - 2.20%
Common Stocks - (Cost $174)
Nestle S.A. Reg SA C	2,606	194

United Kingdom - 5.92%
Common Stocks - (Cost $505)
Aon PLCD	2,406	253
ARM Holdings PLCA D	19,597	269

Total United Kingdom		522

United States - 45.60%
Common Stocks - (Cost $3,250)
Alphabet, Inc., Class CE	324	225
Amazon.com, Inc.E	400	264
Amgen, Inc.	1,883	298
Colgate-Palmolive Co.	4,135	293
Equinix, Inc.F	707	233
FleetCor Technologies, Inc.E	1,628	252
IHS, Inc., Class AE	1,378	170
Kansas City Southern	2,173	206
LinkedIn Corp., Class AE	1,317	165
Lowe’s Cos., Inc.	3,275	249
Mondelez International, Inc., Class A	5,980	257
priceline.com, Inc.E	226	304
Red Hat, Inc.E	2,060	151
Regeneron Pharmaceuticals, Inc.E	504	190
Salesforce.com, Inc.E	2,148	163
Schlumberger Ltd.	3,408	274
Visa, Inc., Class A	4,226	326

Total United States		4,020

SHORT-TERM INVESTMENTS - 5.76% (Cost $508)
American Beacon U.S. Government Money Market Select Fund, Select Class G	507,603	508

TOTAL INVESTMENTS - 98.87% (Cost $7,530)		8,717
OTHER ASSETS, NET OF LIABILITIES - 1.13%		100

TOTAL NET ASSETS - 100.00%		$8,817

Percentages are stated as a percent of net assets.

AMERICAN BEACON SGA GLOBAL GROWTH FUND

SCHEDULE OF INVESTMENTS

April 30, 2016 (Unaudited)

A	Fair valued pursuant to procedures approved by the Board of Trustees. At period end, the value of these securities amounted to $2,525 or 28.64% of net assets.
B	ADR - American Depositary Receipt.
C	Reg S - Security purchased under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
D	PLC - Public Limited Company.
E	Non-income producing security.
F	REIT - Real Estate Investment Trust.
G	The Fund is affiliated by having the same investment advisor.

Futures Contracts Open on April 30, 2016:

Description	Type	Number of Contracts	Expiration Date	Contract Value	Unrealized Appreciation (Depreciation)
Mini MSCI EAFE June Futures	Long	2	June 2016	$166,190	$3,281
Mini MSCI Emerging Markets June Futures	Long	2	June 2016	83,840	2,792
S&P 500 E-Mini June Futures	Long	2	June 2016	205,910	1,777

				$455,940	$7,850

AMERICAN BEACON FUNDS

SUPPLEMENTARY NOTES TO SCHEDULES OF INVESTMENTS

Organization

American Beacon Funds (the “Trust”), is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. As of April 30, 2016, the Trust consists of twenty-four active series, five of which are presented in this filing (the “Funds”): American Beacon Acadian Emerging Markets Managed Volatility Fund, American Beacon Crescent High Income Fund, American Beacon Grosvenor Long/Short Fund, American Beacon Global Evolution Frontier Markets Income Fund and American Beacon SGA Global Growth Fund. The remaining nineteen active series are reported in separate filings.

American Beacon Advisors, Inc. (the “Manager”) is a wholly-owned subsidiary of Astro AB Borrower, Inc., which is indirectly owned by investment funds affiliated with Kelso & Company, L.P. and Estancia Capital Management, LLC, and was organized in 1986 to provide business management, advisory, administrative and asset management consulting services to the Trust and other investors.

Security Valuation and Fair Value Measurements

Investments are valued at the close of the New York Stock Exchange (the “Exchange”), normally 4 p.m. ET, each day that the Exchange is open for business. Equity securities, including exchange-traded funds (“ETFs”), for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade.

Debt securities normally are valued on the basis of prices provided by an independent pricing service and may take into account appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The prices of debt securities may be determined using quotes obtained from brokers.

Investments in open-end mutual funds are valued at the closing net asset value (“NAV”) per share of the mutual fund on the day of valuation.

Securities for which the market prices are not readily available or are not reflective of the fair value of the security, as determined by the Manager, will be priced at a fair value following procedures approved by the Board of Trustees (the “Board”).

Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, a Fund is required to deposit with its futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted under the circumstances described below. If the Manager determines that developments between the close of a foreign market and the close of the Exchange will, in its judgment, materially affect the value of some or all of a fund’s portfolio securities, the Manager will adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the Exchange. In deciding whether it is necessary to adjust closing prices to reflect fair value, the Manager reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the close of the Exchange. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. These securities are fair valued using a pricing service and are categorized as Level 2 in the fair value hierarchy. The pricing service, using methods approved by the Board, considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant ADRs and futures contracts.

Other investments, including restricted securities and those financial instruments for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee, established by the Funds’ Board.

Valuation Inputs

Various inputs may be used to determine the value of the Funds’ investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1	-	Quoted prices in active markets for identical securities.

Level 2	-	Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others. Level 2 securities include fixed-income securities that are valued using observable inputs as stated above.

Level 3	-	Prices determined using other significant unobservable inputs. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment.

Level 1 and Level 2 trading assets and trading liabilities, at fair value.

Common stocks and financial derivative instruments, such as futures contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the Exchange. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Fixed income securities including corporate, U.S. government agencies, and U.S. treasury obligations, are normally valued by pricing service providers that use broker dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date are categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy.

Over-the-counter (“OTC”) financial derivative instruments, such as foreign currency contracts and structured notes, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the fair value of the financial derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends, and exchange rates. Financial derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value

The valuation techniques and significant inputs used in determining the fair values of financial instruments classified as Level 3 of the fair value hierarchy are as follows:

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction and may be categorized as Level 3 of the fair value hierarchy.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the Exchange close, that materially affect the values of a Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Manager the responsibility for monitoring significant events that may materially affect the fair values of a Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to the Manager. For instances in which daily market quotes are not readily available, investments may be valued, pursuant to guidelines established by the Board. In the event that the security or asset cannot be valued pursuant to one of the valuation methods established by the Board, the fair value of the security or asset will be determined in good faith by the Valuation Committee, generally based upon recommendations provided by the Manager.

When a Fund uses fair valuation methods applied by the Manager that use significant unobservable inputs to determine its NAV, the securities priced using this methodology are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold.

For fair valuations using significant unobservable inputs, U.S. Generally Accepted Accounting Principles (“U.S. GAAP”) requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in and out of the Level 3 category during the period. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and Level 3 reconciliation, if any, have been included below.

The Funds’ investments are summarized by level based on the inputs used to determine their values. U.S. Generally Accepted Accounting Principles (“U.S. GAAP”) also requires all transfers between any levels to be disclosed. The end of the period timing recognition has been adopted for the transfers between levels of each Fund’s assets and liabilities. As of April 30, 2016, the investments were classified as described below (in thousands):

	Level 1		Level 2	Level 3	Total
Acadian Emerging Markets Managed Volatility Fund[1]
Foreign Common Stock	$15,256		$59,380	$—	$74,636
Foreign Preferred Stock	181		58	—	239
Rights	—	[3]	—	—	—	[3]
Domestic Common Stock	81		—	—	81
Short-Term Investments - Money Market Funds	1,980		—	—	1,980

Total Investments in Securities	$17,498		$59,438	$—	$76,936

Financial Derivative Instruments - Assets
Futures Contracts	$29		$—	$—	$29

Financial Derivative Instruments - Liabilities
Short Sales	$(42)		$—	$—	$(42)

	Level 1		Level 2	Level 3	Total
Crescent Short Duration High Income Fund[1]
Common Stock	$28		$—	$—	$28
Bank Loan Obligations	—		14,982	484	15,466
Corporate Obligations	—		28,979	—	28,979
Short-Term Investments - Money Market Funds	2,387		—	—	2,387

Total Investments in Securities	$2,415		$43,961	$484	$46,860

	Level 1		Level 2	Level 3	Total
Grosvenor Long/Short Fund[1]
Assets
Common Stock	$11,746		$728	$—	$12,474
Warrants	—	[3]	—	—	—	[3]
Convertible Obligations	—		7	—	7
Short-Term Investments - Money Market Funds	3,006		—	—	3,006

Total Investments in Securities - Assets	$14,752		$735	$—	$15,487

	Level 1	Level 2	Level 3	Total
Liabilities
Common Stock (Sold Short)	$(3,614)	$(336)	$—	$(3,950)
Exchange Traded Instruments	(1,062)	—	—	(1,062)
Commingled Funds	(22)	—	—	(22)

Total Investments in Securities - Liabilities	(4,698)	(336)	—	(5,034)

Total Investments in Securities	$10,054	$399	$—	$10,453

Financial Derivative Instruments - Assets[2]
Total Return Swaps	$—	$41	$—	$41
Purchased Options	16	—	—	16
Forward Currency Contracts	—	1	—	1

Total Financial Derivative Instruments - Assets	$16	$42	$—	$58

Financial Derivative Instruments - Liabilities[2]
Total Return Swaps	$—	$(19)	$—	$(19)
Written Options	(1)	—	—	(1)
Forward Currency Contracts	—	(8)	—	(8)

Total Financial Derivative Instruments - Liabilities	$(1)	$(27)	$—	$(28)

	Level 1	Level 2	Level 3	Total
Global Evolution Frontier Markets Income Fund
Foreign Government Obligations	$—	$35,080	$4,333	$39,413
Structured Notes	—	—	11,592	11,592
Short-Term Investments - Money Market Funds	2,423	—	—	2,423

Total Investments in Securities	$2,423	$35,080	$15,925	$53,428

Financial Derivative Instruments
Forward Currency Contracts	$—	$(22)	$—	$(22)

	Level 1	Level 2	Level 3	Total
SGA Global Growth Fund[1]
Foreign Common Stock	$1,664	$2,525	$—	$4,189
Domestic Common Stock	4,020	—	—	4,020
Short-Term Investments - Money Market Funds	508	—	—	508

Total Investments in Securities	$6,192	$2,525	$—	$8,717

Financial Derivative Instruments
Futures Contracts	$8	$—	$—	$8

[1]	Refer to the schedules of investments for country information.
[2]	Financial derivative instruments include open futures contracts.
[3]	Amount is less than $500.

As of April 30, 2016, there were no transfers between levels for the Acadian Emerging Markets Managed Volatility Fund, Crescent Short Term Duration High Income Fund, Grosvenor Long/Short Fund, Global Evolution Frontier Markets Income Fund, and SGA Global Growth Fund.

The following tables are reconciliations of Level 3 assets within the Funds for which significant unobservable inputs were used to determine fair value. Transfers in or out of Level 3 represent the ending value of any security or instrument where a change in the level has occurred from the beginning to the end of the period (in thousands):

Crescent Fund	Bank Loan Obligations
Balance as of 1/31/2016	$483
Net purchases	—
Net sales	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	1
Transfer into Level 3	—
Transfer out of Level 3	—

Balance as of 4/30/2016	484

Change in unrealized at period end**	$1

**	Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at period end.

The bank loan obligations classified as Level 3 were valued using single broker quotes. However, these securities were transferred in the Level 3 category due to limited market transparency and/or lack of corroboration to support the quoted prices.

Global Evolution Fund	Foreign Government Obligations	Structured Notes	Totals
Balance as of 1/31/2016	$5,179	$11,669	$16,848
Net Purchases	—	—	—
Net Sales	(1,137)	49	(1,088)
Realized gain (loss)	(301)	—	(301)
Change in unrealized appreciation or (depreciation)	592	(126)	466
Transfer into Level 3	—	—	—
Transfer out of Level 3	—	—	—

Balance as of 4/30/2016	$4,333	$11,592	$15,925

Change in unrealized at period end**	$592	$(126)	$466

**	Change in unrealized appreciation or (depreciation) attributable to Level 3 securities held at period end.

The foreign government obligations and structured notes, classified as Level 3 were valued using single broker quotes. However, these securities are included in the Level 3 category due to limited market transparency and/or lack of corroboration to support the quoted prices.

Securities and Other Investments

American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”), and Non-Voting Depositary Receipts (“NVDRs”)

ADRs are depositary receipts for foreign issuers in registered form traded in U.S. securities markets. GDRs are in bearer form and traded in both the U.S. and European securities markets. NVDRs represent financial interests in an issuer but the holder is not entitled to any voting rights. Depositary receipts may not be denominated in the same currency as the securities into which they may be converted. Investing in depositary receipts entails substantially the same risks as direct investment in foreign securities. There is generally less publicly available information about foreign companies and there may be less governmental regulation and supervision of foreign stock exchanges, brokers and listed companies. In addition, such companies may use different accounting and financial standards (and certain currencies may become unavailable for transfer from a foreign currency), resulting in the Fund’s possible inability to convert immediately into U.S. currency proceeds realized upon the sale of portfolio securities of the affected foreign companies. In addition, the Fund may invest in unsponsored depositary receipts, the issuers of which are not obligated to disclose material information about the underlying securities to investors in the United States. Ownership of unsponsored depositary receipts may not entitle the Fund to the same benefits and rights as ownership of a sponsored depositary receipt or the underlying security.

Inflation-Indexed Bonds

The Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted based on the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statements of Operations, even though investors do not receive their principal until maturity.

High-Yield Securities

Non-investment-grade securities are rated below the four highest credit grades by at least one of the public rating agencies (or are unrated if not publicly rated). Participation in high-yielding securities transactions generally involves greater returns in the form of higher average yields. However, participation in such transactions involves greater risks, including sensitivity to economic changes, solvency, and relative liquidity in the secondary trading market. Lower ratings may reflect a greater possibility that the financial condition of the issuer, or adverse changes in general economic conditions, or both, may impair the ability of the issuer to make payments of interest and principal. The prices and yields of lower-rated securities generally fluctuate more than higher-quality securities, and such prices may decline significantly in periods of general economic difficulty or rising interest rates.

Structured Notes

Structured notes are hybrid securities that combine a debt obligation with an embedded derivative component. The derivative component is linked to changes in the value of an underlying reference asset or index so as to modify the return characteristics of the debt obligation. During the period, the Global Evolution Fund invested in structured notes to obtain a customized exposure and return structure that was not otherwise available.

Fluctuations in the value of structured notes are recorded as unrealized gains and losses. Net payments are recorded as net realized gains and losses. At maturity, or when the note is sold, the Fund records a realized gain or loss. Structured notes are often leveraged, increasing the volatility of each note’s value relative to the change in the underlying reference asset or index. These notes may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of a decline in the value of the underlying reference asset or index. Structured notes may also be more volatile, less liquid, and more difficult to accurately price than less complex or more traditional debt securities. These notes are subject to prepayment, credit, and interest rate risks similar to those of conventional fixed income securities.

Floating Rate Loan Interests

The Crescent Fund may invest in floating rate loan interests. The floating rate loan interests held by the Fund are typically issued to companies (the “borrower”) by banks, other financial institutions, and privately and publicly offered corporations (the “lender”). Floating rate loan interests are generally non-investment grade, often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged. The Fund may invest in obligations of borrowers who are in bankruptcy proceedings. Floating rate loan interests may include fully funded term loans or revolving lines of credit. Floating rate loan interests are typically senior in the corporate capital structure of the borrower. Floating rate loan interests generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. The base lending rates are generally the lending rate offered by one or more European banks, such as the London Interbank Offered Rate (“LIBOR”), the prime rate offered by one or more U.S. banks or the certificate of deposit rate. Floating rate loan interests may involve foreign borrowers, and investments may be denominated in foreign currencies. The Fund considers these investments to be investments in debt securities for purposes of its investment policies.

When the Fund purchases a floating rate loan interest it may receive a facility fee and when it sells a floating rate loan interest, it may pay a facility fee. On an ongoing basis, the Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit amount of a floating rate loan interest. Facility and commitment fees are typically amortized to income over the term of the loan or term of the commitment, respectively. Consent and amendment fees are recorded to income as earned. Prepayment penalty fees, which may be received by the Fund upon the prepayment of a floating rate loan interest by a borrower, are recorded as realized gains. The Fund may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.

Floating rate loan interests are usually freely callable at the borrower’s option. The Fund may invest in such loans in the form of participations in loans (“Participations”) or assignments (“Assignments”) of all or a portion of loans from third parties. Participations typically will result in the Fund having a contractual relationship only with the lender, not with the borrower. The Fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing Participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of offset against the borrower, and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the Participation. As a result, the Fund will assume the credit risk of both the borrower and the lender that is selling the Participation. The Fund’s investment in loan participation interests involves the risk of insolvency of the financial intermediaries who are parties to the transactions. In the event of the insolvency of the lender selling the Participation, the Fund may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower. Assignments typically result in the Fund having a direct contractual relationship with the borrower, and the Fund may enforce compliance by the borrower with the terms of the loan agreement.

In connection with floating rate loan interests, the Fund may also enter into unfunded floating rate loan interests (“commitments”). In connection with these commitments, the Fund earns a commitment fee, typically set as a percentage of the commitment amount. Such fee income, which is included in “Interest income” in the Statements of Operations, is recognized ratably over the commitment period. Unfunded floating rate loan interests are marked-to-market daily, and any unrealized appreciation (depreciation) is included in the Statements of Assets and Liabilities and Statements of Operations.

Real Estate Investment Trusts

The Funds may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. The Funds re-characterizes distributions received from REIT investments based on information provided by the REITs into the following categories: ordinary income, long-term capital gains, and return of capital. If information is not available on a timely basis from the REITs, the re-characterization will be estimated based on available information which may include the previous year allocation. If new or additional information becomes available from the REITs at a later date, a re-characterization will be made the following year. These re-characterizations are not recorded for financial statement purposes, but as an adjustment to the calculation of taxable income.

Other Investment Company Securities and Other Exchange Traded Products

The Funds may invest in shares of other investment companies, including open-end funds, closed-end funds, business development companies, ETFs, exchange-traded notes (“ETNs”), unit investment trusts, and other investment companies of the Trust. The Funds may invest in investment company securities advised by the Manager or a sub-advisor. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, the Funds become a shareholder of that investment company. As a result, the Funds’ shareholders indirectly will bear a Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses the Funds’ shareholders directly bear in connection with the Fund’s own operations. These other fees and expenses are reflected as Acquired Fund Fees and Expenses and are included in the Fees and Expenses Table for the Fund in its Prospectus, if applicable. Investments in other investment companies may involve the payment of substantial premiums above the value of such issuer’s portfolio securities.

Convertible Securities

Convertible securities include corporate bonds, notes, preferred stock or other securities that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. A convertible security entitles the holder to receive interest paid or accrued on debt or dividends paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. While no securities investment is without some risk, investments in convertible securities generally entail less risk than the issuer’s common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security. The market value of convertible securities tends to decline as interest rates increase and, conversely, to increase as interest rates decline. While convertible securities generally offer lower interest or dividend yields than non-convertible debt securities of similar quality, they do enable the investor to benefit from increases in the market price of the underlying common stock. Holders of convertible securities have a claim on the assets of the issuer prior to the common stockholders, but may be subordinated to holders of similar non-convertible securities of the same issuer. Because of the conversion feature, certain convertible securities may be considered equity equivalents.

Illiquid and Restricted Securities

Certain Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities may be sold privately, but are required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933 (the “Securities Act”). Illiquid securities have included securities that have not been registered under the Securities Act, securities that are otherwise not readily marketable, and repurchase agreements having a remaining maturity of longer than seven calendar days. Disposal of both illiquid and restricted securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Illiquid and restricted securities outstanding at the period ended April 30, 2016 are disclosed in the Notes to the Schedules of Investments.

Rights and Warrants

Rights are short-term warrants issued in conjunction with new stock or bond issues. Warrants are options to purchase an issuer’s securities at a stated price during a stated term. If the market price of the underlying common stock does not exceed the warrant’s exercise price during the life of the warrant, the warrant will expire worthless. Warrants usually have no voting rights, pay no dividends and have no rights with respect to the assets of the corporation issuing them. The percentage increase or decrease in the value of a warrant may be greater than the percentage increase or decrease in the value of the underlying common stock. Warrants may be purchased with values that vary depending on the change in value of one or more specified indices (“index warrants”). Index warrants are generally issued by banks or other financial institutions and give the holder the right, at any time during the term of the warrant, to receive upon exercise of the warrant a cash payment from the issuer based on the value of the underlying index at the time of the exercise. The market for warrants or rights may be very limited and it may be difficult to sell them promptly at an acceptable price. There is no specific limit on the percentage of assets the Funds may invest in rights and warrants.

Short Sales

The Funds may enter into short sale transactions. A short sale is a transaction in which a Fund sells a security it does not own in anticipation of a decline in the market price of the security. Securities sold in short sale transactions and the dividends and interest payable on such securities, if any, are reflected as a liability on the Statements of Assets and Liabilities. The Funds are obligated to deliver the security at the market price at the time the short position is closed. The risk of loss on a short sale transaction is theoretically unlimited, because there is no limit to the cost of replacing the security sold short, whereas losses from purchase transactions cannot exceed the total amount invested. As of April 30, 2016, short positions were held by the Grosvenor Long/Short Fund and the Acadian Emerging Markets Managed Volatility Fund.

Financial Derivative Instruments

The Funds may utilize derivative instruments to enhance return, hedge risk, gain efficient exposure to an asset class or to manage liquidity. When considering the Fund’s use of derivatives, it is important to note that the Funds do not use derivatives for the purpose of creating financial leverage.

Master Agreements

The Grosvenor Fund and the Global Evolution Fund are party to International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) with counterparties that govern transactions in over-the-counter derivative and foreign exchange contracts entered into by the Fund and those counterparties. The ISDA Master Agreements contain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. Since different types of forward and OTC financial derivative transactions have different mechanics and are sometimes traded out of different legal entities of particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow a Fund to net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as delayed delivery or sale-buyback financing transactions by and between a Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

Options Contracts

The Funds may write (1) call and put options on futures, swaps (“swaptions”), securities, commodities or currencies they own or in which they may invest and (2) inflation-capped options. Writing put options tends to increase the Fund’s exposure to unfavorable movements of the underlying instrument in exchange for an upfront premium. Writing call options tends to decrease the Fund’s exposure to favorable movements of the underlying instrument in exchange for an upfront premium. When the Funds write a call, put, or inflation-capped option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. The purpose of inflation-capped options is to protect the buyer from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in inflation-linked products. These liabilities are reflected as written options outstanding on the Statements of Assets and Liabilities. Certain options may be written with premiums to be determined on a future date. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss when the underlying transaction is sold. The Fund as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market.

The Funds may also purchase put and call options. Purchasing call options tends to increase the Fund’s exposure to favorable movements of the underlying instrument in exchange for paying an upfront premium. Purchasing put options tends to decrease the Fund’s exposure to unfavorable movements of the underlying instrument. The Fund pays a premium which is included on the Fund’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is sold.

For the period ended April 30, 2016, the Grosvenor Long/Short Fund purchased/sold options primarily for return enhancement, hedging and exposing cash to markets.

Forward Foreign Currency Contracts

The Funds may enter into forward foreign currency contracts to hedge the exchange rate risk on investment transactions or to hedge the value of the Fund’s securities denominated in foreign currencies. Forward foreign currency contracts are valued at the forward exchange rate prevailing on the day of valuation. The Fund bears the market risk that arises from changes in foreign exchange rates, and accordingly, the unrealized gain (loss) on these contracts is reflected in the accompanying financial statements. The Funds also bear the credit risk if the counterparty fails to perform under the contract.

For the period ended April 30, 2016, the Global Evolution Fund and the Grosvenor Long/Short Fund entered into foreign currency exchange contracts primarily for hedging.

Futures Contracts

Futures contracts are contracts to buy or sell a standard quantity of securities at a specified price on a future date. Certain Funds may enter into financial futures contracts as a method for keeping assets readily convertible to cash if needed to meet shareholder redemptions or for other needs while maintaining exposure to the stock or bond market, as applicable. The primary risks associated with the use of futures contracts are the possibility of illiquid markets or imperfect correlation between the values of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.

Upon entering into a futures contract, the Funds are required to set aside or deposit with a broker an amount, termed the initial margin, which typically represents 5% of the face value of the futures contract. The initial margin amount is reflected as a Deposit with broker for futures contracts on the Statements of Assets and Liabilities. Payments to and from the broker, known as variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement values are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized. Futures contracts are valued at the most recent settlement price established each day by the exchange on which they are traded.

During the period ended April 30, 2016 the Funds entered into future contracts primarily for return enhancement and exposing cash to markets.

Principal Risks

In the normal course of business the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists. Security values fluctuate (market risk) and may decline due to factors affecting securities markets in general, particular industries represented in the securities markets or conditions specifically related to a particular company. Failure of the other party to a transaction to perform (credit and counterparty risk), for example by not making principal and interest payments when due, reduces the value of the issuer’s debt and could reduce the Funds’ income. Similar to credit risk, the Funds may be exposed to counterparty risk, or the risk that an institution or other entity with which the Funds have unsettled or open transactions will fail to make required payments or otherwise comply with the terms of the instrument, transaction or contract. The potential loss could exceed the value of the financial assets recorded in the financial statements. Some of the Funds’ investments may be illiquid and the Funds may not be able to vary the portfolio investments in response to changes in economic and other conditions. If a Fund is required to liquidate all or a portion of its investments quickly, the Fund may realize significantly less than the value at which it previously recorded those investments.

Market Risks

The Funds’ investments in financial derivatives and other financial instruments expose the Funds to various risks such as, but not limited to, interest rate, foreign currency and equity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Fund is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income’s market price to interest rate (i.e. yield) movements.

The fair values of equities, such as common stocks and preferred securities or equity related investments such as futures, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

Counterparty Credit Risk

A derivative contract may suffer a mark to market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency) of the clearing broker or clearinghouse. Additionally, credit risk exists in exchange traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

Cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately on the Statements of Assets and Liabilities as Deposits with brokers for futures contracts and Payable to brokers for futures contracts, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of Investments. Generally, the amount of collateral due from or to a party is determined at the close of business of the Funds and additional required collateral is delivered to/pledged by the Funds on the next business day. To the extent amounts due to the Funds from its counterparties are not fully collateralized, contractually or otherwise, the Funds bear the risk of loss from counterparty non-performance. The Funds attempt to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Federal Income and Excise Taxes

It is the policy of each Fund to qualify as a regulated investment company (“RIC”), by complying with all applicable provisions of Subchapter M of the Internal Revenue Code, as amended, and to make distribution of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, each Fund is treated as a single entity for the purpose of determining such qualification.

Cost of Investments for Federal Income Tax Purposes

As of April 30, 2016, the Funds’ cost of investments for federal income tax purposes were as follows (in thousands):

	Cost of Investments for Federal Income Tax Purposes	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation / (Depreciation)
Acadian Emerging Markets Managed Volatility Fund	$76,715	$4,599	$(4,378)	$221
Crescent Short Duration High Income Fund	47,097	760	(997)	(237)
Grosvenor Long/Short Fund	10,473	851	(871)	(20)
Global Evolution Frontier Markets Income Fund	57,549	866	(4,987)	(4,121)
SGA Global Growth Fund	7,571	1,282	(136)	1,146

Under the Regulated Investment Company Modernization Act of 2010 (the “RIC MOD”), net capital losses recognized by Funds in taxable years beginning after December 22, 2010 are carried forward indefinitely and retain their character as short-term and/or long-term losses.

For the period ended April 30, 2016, the Acadian Fund had $1,187 short-term and $1,415 long-term capital loss carryforwards, the Crescent Fund had $1,040 short-term and $636 long-term capital loss carryforwards and the Global Evolution Fund had $3,541 short-term and $8,785 long-term capital loss carryforwards (in thousands).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN BEACON FUNDS

By:	/s/ Gene L. Needles, Jr.
Gene L. Needles, Jr.
President

Date: June 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Gene L. Needles, Jr.
Gene L. Needles, Jr.
President

Date: June 29, 2016

By:	/s/ Melinda G. Heika
Melinda G. Heika
Chief Financial Officer and Treasurer

Date: June 29, 2016

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive office and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Investment Company Act”) as of date within 90 days of the filing date of this report and have concluded based on such evaluation, that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There was no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270:30a-2(a)) is attached hereto.